As filed with the Securities and Exchange Commission on November 28, 2000
                                               Securities Act File No. 002-34552
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                        Post-Effective Amendment No. [ ]


                         PILGRIM INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

           7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)


                                James M. Hennessy
                          ING Pilgrim Investments, Inc.
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                     (Name and Address of Agent for Service)

                                With copies to:

                             Jeffrey S. Puretz, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                              Washington, DC 20006

                            ------------------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

--------------------------------------------------------------------------------

            It is proposed that this filing will become effective on December 28, 2000 pursuant to Rule 488 under the Securities Act of 1933.

--------------------------------------------------------------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

================================================================================

                          Pilgrim MidCap Value Fund and
                          Pilgrim LargeCap Leaders Fund
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                                 (800) 992-0180

                               _____________, 2000

Dear Shareholder:

     Your Board of Directors has called a Special Meeting of Shareholders of the Pilgrim MidCap Value Fund ("MidCap Value Fund") and the Pilgrim LargeCap Leaders Fund ("LargeCap Leaders Fund"), (collectively, the "Funds") each scheduled to be held at _______ [a.m./p.m.], local time, on ___________, 2001 at 7337 East
Doubletree Ranch Road, Scottsdale, Arizona 85258.

     The Board of Directors has approved a reorganization of each of these Funds into the Pilgrim MagnaCap Fund ("MagnaCap Fund"), each of which is managed by ING Pilgrim Investments, Inc. ("ING Pilgrim Investments") and is part of the Pilgrim funds (each a "Reorganization," collectively, the "Reorganizations"). If approved by shareholders, you would become a shareholder of MagnaCap Fund on the date that the Reorganizations occur. MagnaCap Fund has investment objectives and policies that are similar in many respects to those of MidCap Value Fund and LargeCap Leaders Fund, and the Reorganizations are expected to result in operating expenses that are lower for shareholders.

     You are being asked to vote to approve Agreements and Plans of Reorganization. The accompanying document describes the proposed transactions and compares the policies and expenses of each of the funds for your evaluation.

     After careful consideration, the Board of Directors of MidCap Value Fund (a series of Pilgrim Advisory Funds, Inc.) and LargeCap Leaders Fund (a series of Pilgrim Advisory Funds, Inc.) unanimously approved this proposal and recommended shareholders vote "FOR" the proposal.

     A Proxy Statement/Prospectus that describes the Reorganizations is enclosed. We hope that you can attend the applicable meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.

     YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IN ORDER TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN __________, 2001.

     The Funds are using Shareholder Communications Corporation, a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the meeting approaches, if we have not already heard from you, you may receive a telephone call from Shareholder Communications Corporation reminding you to exercise your right to vote.

     We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                   Sincerely,


                                   Robert W. Stallings,
                                   President

                          Pilgrim MidCap Value Fund and
                          Pilgrim LargeCap Leaders Fund
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258

                                 (800) 992-0180

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                          PILGRIM MIDCAP VALUE FUND AND
                          PILGRIM LARGECAP LEADERS FUND
                         SCHEDULED FOR ___________, 2001

To the Shareholders:

     A Special Meeting of Shareholders of both the Pilgrim MidCap Value Fund and the Pilgrim LargeCap Leaders Fund ("Special Meeting") scheduled for _________, 2001 at _______ [a.m./p.m.], local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

     At the Special Meeting, you will be asked to consider and approve the following:

     1. Pilgrim MidCap Value Fund only. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Pilgrim MidCap Value Fund by Pilgrim MagnaCap Fund; and

     2. Pilgrim LargeCap Leaders Fund only. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Pilgrim LargeCap Leaders Fund by Pilgrim MagnaCap Fund; and

     3. Both Funds. To transact such other business as may properly come before the Special Meeting or any adjournments thereof.

     Shareholders of record at the close of business on ___________, 2000, are entitled to notice of, and to vote at, the meeting. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. If you are present at the meeting, you may change your vote, if desired, at that time.

                                 By Order of the Board of Directors


                                 James M. Hennessy,
                                 Secretary

______________, 2000

                                TABLE OF CONTENTS


INTRODUCTION..............................................................   1

SUMMARY...................................................................   2

Comparison of Investment Objectives AND Strategies........................   4
   Comparison of Portfolio Characteristics................................   5
   Relative Performance...................................................   7
   Expense Table..........................................................   9
   General Information....................................................  12

ADDITIONAL INFORMATION ABOUT MAGNACAPFUND.................................  13
   Investment Personnel...................................................  13
   Performance of MagnaCap Fund...........................................  14

INFORMATION ABOUT THE REORGANIZATIONS.....................................  15

ADDITIONAL INFORMATION ABOUT THE FUNDS....................................  17
   Solicitation of Proxies................................................  18
   Voting Rights..........................................................  18
   Other Matters to Come Before the Meeting...............................  20
   Shareholder Proposals..................................................  20
   Reports to Shareholders................................................  20

APPENDIX A................................................................ A-1

APPENDIX B................................................................ B-1

APPENDIX B-1.............................................................. B-1-1

APPENDIX C................................................................ C-1

APPENDIX D................................................................ D-1

APPENDIX E................................................................ E-1

                           PROXY STATEMENT/PROSPECTUS
                  SPECIAL MEETING OF SHAREHOLDERS SCHEDULED FOR

                             _________________, 2001

                            PILGRIM MIDCAP VALUE FUND
                   (a series of Pilgrim Advisory Funds, Inc.)

                                     and the

                          PILGRIM LARGECAP LEADERS FUND
                   (a series of Pilgrim Advisory Funds, Inc.)

                      Relating to the reorganizations into

                              PILGRIM MAGNACAP FUND
                  (a series of Pilgrim Investment Funds, Inc.)

                    (EACH A FUND, COLLECTIVELY, THE "FUNDS")

                                  INTRODUCTION

     This Proxy Statement/Prospectus provides you with information about two proposed transactions. These transactions involve the transfer of all the assets and liabilities of Pilgrim MidCap Value Fund ("MidCap Value Fund") and Pilgrim LargeCap Leaders Fund ("LargeCap Leaders Fund") (collectively, the "Disappearing Funds") to Pilgrim MagnaCap Fund ("MagnaCap Fund" or "Surviving Fund") in exchange for shares of MagnaCap Fund. Each Disappearing Fund would then distribute to its shareholders their portion of the shares of MagnaCap Fund it receives in the reorganizations. The result would be a liquidation of each of the Disappearing Funds. You would receive shares of MagnaCap Fund having an aggregate value equal to the aggregate value of the shares you held of MidCap Value Fund and/or LargeCap Leaders Fund, as applicable, as of the close of business on the business day of the closing of the reorganizations. You are being asked to vote on Agreements and Plans of Reorganization through which these transactions would be accomplished.

     Because you, as a shareholder of one or both of the Disappearing Funds, are being asked to approve transactions that will result in your holding of shares of MagnaCap Fund, this Proxy Statement also serves as a Prospectus for MagnaCap Fund.

     This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about the MagnaCap Fund that you should know before investing. For a more detailed discussion of the investment objectives, policies, restrictions and risks of each of the Funds, see the Prospectus (the "Pilgrim Prospectus") dated November 1, 2000, and the Statement of Additional Information for Pilgrim Funds dated November 1, 2000, which may be obtained, without charge, by calling (800) 992-0180. Each of the Funds also provides periodic reports (and other information) to its shareholders which highlight certain important information about the Funds, including investment results and financial information. The annual report for MagnaCap Fund dated June 30, 2000, is incorporated herein by reference. You may receive a copy of the most recent annual report for any of the Funds, without charge, by calling
(800) 992-0180.

     You may also obtain proxy materials, reports and other information filed by MagnaCap Fund from the Securities and Exchange Commission's ("SEC") Public Reference Room (1-800-SEC-0330) or from the SEC's internet website at www.sec.gov.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    SUMMARY

      You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Pilgrim Prospectus, and the Agreements and Plans of Reorganization, which are attached hereto as Appendix B and B-1.

     THE PROPOSED REORGANIZATIONS. On November 2, 2000, the Board of Directors of MidCap Value Fund and LargeCap Leaders Fund each approved an Agreement and Plan of Reorganization. Subject to shareholder approval, each Reorganization Agreement provides for:

     * the transfer of all of the assets of the Disappearing Fund to MagnaCap Fund, in exchange for shares of MagnaCap Fund;

     * the assumption by MagnaCap Fund of all of the liabilities of the Disappearing Fund;

     * the distribution of MagnaCap Fund shares to the shareholders of the Disappearing Fund; and

     * the complete liquidation of the Disappearing Fund (each a "Reorganization," collectively, the "Reorganizations").

     The Reorganizations are expected to be effective upon the opening of business on ___________, 2001, or on a later date as the parties may agree (the "Closing"). As a result of the Reorganizations, each shareholder of Class A, Class B, Class C, Class M and Class Q shares of the Disappearing Funds, as applicable, would become a shareholder of the same Class of MagnaCap Fund. Each shareholder would hold, immediately after the Closing, shares of each Class of MagnaCap Fund having an aggregate value equal to the aggregate value of the shares of that same Class of MidCap Value Fund and/or LargeCap Leaders Fund, as applicable, held by that shareholder as of the close of business on the business day of the Closing.

     The Reorganizations are two of many reorganizations that are proposed among various Pilgrim funds. The Pilgrim fund complex has grown in recent years through the addition of many funds. Management of the Pilgrim funds has proposed the consolidation of a number of the Pilgrim funds that management believes have similar or compatible investment policies. The proposed reorganizations are designed to reduce the overlap in funds in the complex, thereby eliminating duplication of costs and other inefficiencies arising from having similar portfolios within the same fund group. ING Pilgrim Investments, Inc. ("ING Pilgrim Investments") also believes that the reorganizations may benefit fund shareholders by resulting in surviving funds with a greater asset base. This is expected to achieve economies of scale for shareholders and may provide greater investment opportunities for the surviving funds or the potential to take larger portfolio positions.

     Information comparing the Funds follows. A few important points to note are:

     * The Funds have investment objectives and policies that are similar in many respects;

     * MagnaCap Fund normally invests in equity securities of companies included in the largest 500 U.S. companies, which are selected using "disciplined criteria," and LargeCap Leaders Fund normally invests in equity securities of large U.S. companies with market capitalizations of over $5 billion. The MidCap Value Fund normally invests in medium-sized companies with market capitalizations between $1 billion and $8 billion that are selected using disciplined criteria similar to that of MagnaCap Fund.

     * The proposed Reorganizations are expected to result in a reduction in net operating expenses for shareholders of the Disappearing Funds. For example, the operating expenses, expressed as a percentage of net asset value per share for Class A shares, are as follows:

     *    Expenses of Pilgrim MidCap Value Fund (based on the
          12 month period ended 6/30/00) (1)                             1.73%

     *    Expenses of Pilgrim LargeCap Leaders Fund (based on the
          12 month period ended 6/30/00) (1)                             1.69%

     *    Expenses of Pilgrim MagnaCap Fund-- (based on the
          12 month period ended 6/30/00)                                 1.29%

     *    Projected expenses of Pilgrim MagnaCap Fund-after
          the Reorganization (PRO FORMA)                                 1.27%

----------
(1) Reflects contractual agreements effective July 26, 2000 to lower advisory fees of each Disappearing Fund to 0.85% from 1.0% for the period that the current advisory agreement is in effect.

       Approval of each Reorganization Agreement requires the affirmative vote of a majority of the outstanding shares of the applicable Disappearing Fund.

       AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF MIDCAP VALUE FUND AND LARGECAP LEADERS FUND EACH UNANIMOUSLY APPROVED THE PROPOSED
REORGANIZATIONS. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATIONS.

               COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

                     MIDCAP VALUE FUND                       LARGECAP LEADERS FUND                    MAGNACAP FUND
                     -----------------                       ---------------------                    -------------
INVESTMENT     *  Long-term capital                    *  Long term capital appreciation.     *  Growth of capital, with
OBJECTIVE         appreciation.                                                                  dividend income as a secondary
                                                       *  Normally invests at least 65%          consideration.
INVESTMENT     *  Normally invests at least 80%           of its total assets in equity
STRATEGIES        of its assets in equity                 securities of large U.S.            *  Normally invests at least 65%
                  securities of medium-sized              companies believed by the              of assets in equity securities
                  U.S. companies with a market            adviser to be leaders in their         of companies that are included
                  capitalization between $1               industries. The Fund seeks             in the largest 500 U.S.
                  billion and $8 billion.                 companies with a sustainable           companies, that are selected
                                                          competitive edge.                      using the following
               *  Normally invests at least 65%                                                  "disciplined criteria":
                  of its assets in equity              *  Emphasizes a value approach
                  securities of U.S. companies            and seeks securities whose             *  Consistent Dividends -
                  using the following                     prices in relation to                     Paid or had the financial
                  "disciplined criteria":                 projected earnings are                    capability from its
                                                          believed to be reasonable in              operations to pay a
                  *  Consistent Dividends -               comparison to the market.                 dividend in eight out of
                     Paid or had the financial                                                      the last 10 years.
                     capability from its               *  Normally invests in equity
                     operations to pay a                  securities of companies with           *  Substantial Dividend
                     dividend in its last five            market capitalization of over             Increases - Increased
                     fiscal years.                        $5 billion.                               dividends or had the
                                                                                                    financial capability from
                  *  Strong Balance Sheet - If         *  May invest to a limited degree            operations to have
                     has rated debt, must be              in companies that have a                  increased dividends at
                     rated investment grade by            market capitalization between             least 100% over the past
                     a nationally recognized              $1 billion and $5 billion.                10 years.
                     rating agency. If debt is
                     not rated, long-term debt         *  Normally invests at least 80%          *  Reinvested Earnings -
                     to capitalization ratio              in equity securities.                     Dividend pay out must be
                     must be below 25%.                                                             less than 65% of current
                                                                                                    earnings.
                  *  Reinvested Earnings
                     --Must pay out in                                                           *  Strong Balance Sheet -
                     dividends less than 65%                                                        Long-term debt should be
                     of current earnings, or                                                        no more than 25% of total
                     less than the dividend                                                         capitalization or bonds
                     payout as a percentage of                                                      must be rated at least A-
                     current earnings of at                                                         or A-3.
                     least half of the
                     medium-sized companies in                                                   *  Attractive Price -
                     similar industries.                                                            Current share price
                                                                                                    should be in the lower
                  *  Attractive Price - Ratio                                                       half of the stock's
                     of stock price to next                                                         price/earnings ratio
                     fiscal year's anticipated                                                      range for the past 10
                     earnings must be less                                                          years, or the ratio of
                     than the corresponding                                                         the share price to
                     ratio for at least half                                                        anticipated earnings must
                     of the medium-sized                                                            be an attractive value in
                     companies in similar                                                           relation to the average
                     industries.                                                                    for its industry peer
                                                                                                    group or that of the
                                                                                                    S&P's 500 Composite Price
                                                                                                    Index. ("S&P 500 Index").

                                                                                              *  May invest up to 35% in equity
                                                                                                 securities that have growth
                                                                                                 potential because they
                                                                                                 represent an attractive value.

                                                                                              *  May invest in high quality
                                                                                                 debt securities.

                                                                                              *  May invest up to 5% of its
                                                                                                 assets, measured at the time
                                                                                                 of investment, in foreign
                                                                                                 securities.

INVESTMENT     *  ING Pilgrim Investments              *  ING Pilgrim Investments             *  ING Pilgrim Investments
ADVISER

PORTFOLIO      *  G. David Underwood                   *  G. David Underwood                  *  Howard N. Kornblue, G. David
MANAGERS                                                                                         Underwood

     As you can see from the chart above, the investment objectives and strategies of the Funds are similar.

COMPARISON OF PORTFOLIO CHARACTERISTICS

       The following table compares certain characteristics of the portfolios of the Funds as of June 30, 2000:

                                  MIDCAP VALUE FUND              LARGECAP LEADERS FUND         MAGNACAP FUND
                                  -----------------              ---------------------         -------------
Net Assets                        $31,415,470                    $37,807,986                   $417,667,984

Number of Holdings                56                             70                            77

Ratio of net income (loss) to
 average net assets (Class A)(1)  -0.98%                         -0.83%                        0.24%

As a percentage of net assets:
 Equity Securities (including
  equities convertible into
  common stock)                   93.55%                         97.15%                        97.44%
 Equity Securities that
  meet "disciplined selection
  criteria"(2)                    93.22%                         52.90%                        91.50%

Short-Term Debt Investments       10.29%                          5.59%                        3.22%

                                  MIDCAP VALUE FUND              LARGECAP LEADERS FUND         MAGNACAP FUND
                                  -----------------              ---------------------         -------------
Average market capitalization
of companies in portfolio         $5.2 billion                   $95.9 billion                 $62.6 billion

Market capitalization range
of companies in portfolio         $297 million-$65.3 billion     $1.5 billion-$524.4 billion   $1.0 billion-$524.4 billion

Holdings in companies with
market capitalization over
$10 billion (as a % of net
assets)                           10.38%                         93.04%                        82.67%

Holdings in companies with
market capitalization between
$5 billion and $10 billion
(as a % of net assets)            20.41%                         4.07%                         7.92%

Holdings in companies with
market capitalization under
$5 billion (as a % of net
assets)                           62.76%                         0.04%                         6.85%

Portfolio Turnover Rate(1)        122%                           39%                           26%

Top 5 Industries                  Computers - 16.39%             Computers - 8.86%             Telecommunication
(as a % of net assets)            Fiber Optics - 12.09%          Telecommunication - 7.61%      Equipment - 11.17%
                                  Media - 10.73%                 Diversified Financial         Retail - 8.91%
                                  Semiconductor - 10.43%          Services - 7.45%             Computers - 7.49%
                                  Telecommunication              Oil & Gas Products - 7.05%    Insurance - 6.88%
                                   Equipment - 6.80%             Pharmaceuticals - 6.49%       Banks - 5.82%

Top 10 Holdings                   ADC Telecommunications 5.34%   Merrill Lynch & Co,           Aflac, Inc.  2.75%
(as a % of net assets)            Mallinckrodt, Inc 2.77%         Inc. 2.13%                   Johnson & Johnson 2.56%
                                  Convergys Corp.  2.56%         PepsiCo, Inc. 1.78%           McDonald's Corp. 2.37%
                                  Republic Services, Inc. 2.48%  Abbott Laboratories 1.76%     General Electric 2.34%
                                  American Power                 General Electric 1.72%        Tellabs, Inc. 2.34%
                                   Conversion 2.30%              Tyco Int'l Ltd. 1.72%         Baxter Int'l 2.31%
                                  Bausch & Lomb, Inc. 2.22%      Safeway, Inc.  1.66%          Automatic Data
                                  Charter One Financial,         Johnson & Johnson 1.71%        Processcing 2.13%
                                   Inc. 2.20%                    Walgreen Co. 1.68%            Intel Corp. 2.03%
                                  Crown Castle Int'l             Colgate-Palmolive 1.66%       PepsiCo, Inc. 2.02%
                                   Corp. 2.03%                   Pfizer 1.65%                  American Int'l Group 1.96%
                                  Starwood Hotels &
                                   Resorts 2.03%
                                  Andrew Corp. 2.03%


----------
(1)  For the year ended June 30, 2000.
(2) These are securities in which the MidCap Value Fund and the MagnaCap Fund each normally invests at least 65% of their assets and that meet at the time of investment the criteria described in the chart above entitled "Comparison of Investment Objectives and Strategies."

RELATIVE PERFORMANCE

     The following table shows, for the period January 1, 2000 to September 30, 2000, and each calendar year since 1996, the average annual total return for:
(a) Class A shares of MidCap Value Fund; (b) Class A shares of LargeCap Leaders Fund; (c) Class A shares of MagnaCap Fund; (d) the S&P 500 Index; and (e) the Russell MidCap Value Index. The performance of the Funds in the table does not reflect the deduction of sales loads, and would be lower if it did. The indices have inherent performance advantages over the Funds since the indices have no cash in their portfolios and incur no transaction or operating expenses. An investor cannot invest directly in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. The Funds' past performance is not an indication of future performance.

      CALENDAR       MIDCAP     LARGECAP                            RUSSELL
        YEAR         VALUE      LEADERS    MAGNACAP    S&P 500       MIDCAP
    PERIOD/ENDED     FUND(1)    FUND(2)     FUND       INDEX(3)   VALUE INDEX(4)
    ------------     -------    -------     ----       --------   --------------
      12/31/96       29.56%      21.07%    18.51%      22.96%        20.26%
      12/31/97       21.87%      20.15%    27.73%      33.36%        34.37%
      12/31/98        4.89%      20.08%    16.09%      27.69%         5.08%
      12/31/99       -7.32%      18.94%    12.20%      21.04%        -0.11%
   1/1/00-9/30/00     2.38%      -0.49%     1.62%      -1.39%         8.90%

----------
(1) The MidCap Value Fund commenced operations on September 1, 1995. Prior to October 1, 1999, MidCap Value Fund's investment policies were different in that they emphasized midcap value stocks without employing the current disciplined selection criteria. ING Pilgrim Investments has been MidCap Value Fund's investment adviser since that Fund commenced operations; however, prior to October 1, 1999, the Fund was managed by a sub-adviser.
(2) The LargeCap Leaders Fund commenced operations on September 1, 1995. Prior to November 1, 1998, the Fund's investment policies were different in that they emphasized large company value stocks without necessarily emphasizing industry leaders. ING Pilgrim Investments has been the Fund's investment adviser since the Fund commenced operations; however, prior to November 1, 1997, the Fund was managed by a sub-adviser.
(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.
(4) The Russell MidCap Value Index is an unmanaged index that measures the performance of companies in the Russell MidCap Index with lower book-to-price ratios and lower forecasted growth values. The Russell MidCap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.

COMPARISON OF INVESTMENT TECHNIQUES AND RISKS OF INVESTING IN THE FUNDS:

     Because the Funds have investment objectives and policies that are similar in many respects, many of the risks of investing in the MagnaCap Fund are similar to the risks of investing in the MidCap Value Fund and LargeCap Leaders Fund. A principal risk of an investment in any of the Funds is that you may lose money on your investment. Each Fund's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment policies, portfolio management, and other factors affect such fluctuations.

     EQUITY SECURITIES. Each Fund is subject to risks associated with investing primarily in equity securities, including market risks, issuer risk (including credit risks), price volatility risks, and market trend risk. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that securities may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Credit risk is the risk that an issuer may not be able to meet its financial obligations when due, including payments on outstanding debt. Market trend risk is the risk that the market may not favor the investment approach followed by each Fund or may not favor equities at all. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Additionally, MidCap Value Fund may invest in medium-sized companies, which may be more susceptible to price swings than larger companies, because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

     Because MagnaCap Fund and MidCap Value Fund follow disciplined investment criteria, these Funds run the risk that the market may not favor the securities that meet the Funds' investment criteria. Similarly, the LargeCap Leaders Fund, which uses a value approach, runs the risk that the market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

     The MidCap Value Fund and, to a lesser extent, MagnaCap and LargeCap Leaders Funds may be affected by the risk of the inability to sell securities of medium-size companies. Securities of medium-size companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Funds could lose money if they cannot sell a security at the time and price that would be most beneficial to them.

                         COMPARISON OF FEES AND EXPENSES

     The following discussion describes and compares the fees and expenses of the Funds. For further information on the fees and expenses of MagnaCap Fund, see "Appendix C: Additional Information Regarding Pilgrim MagnaCap Fund."

     TOTAL OPERATING EXPENSES. The operating expenses of MagnaCap Fund, expressed as a ratio of expenses to average daily net assets ("expense ratio"), are lower than those of the Disappearing Funds, both before and after giving effect to the expense limitation agreements for the Disappearing Funds, described below. For the year ended June 30, 2000, the expense ratios for Class A, Class B, Class C, Class M and Class Q shares of MagnaCap Fund were 1.29%, 1.99%, 1.99%, 1.74% and 1.24%, respectively, which is lower than those of the same Classes of the Disappearing Funds.

     EXPENSE LIMITATION ARRANGEMENTS. Expense limitation arrangements are in place for the Disappearing Funds, but not for the Surviving Fund. Under the terms of the expense limitation agreements, ING Pilgrim Investments has agreed to limit the expenses of the Disappearing Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments within three years. The current expense limitation agreements for the Disappearing Funds provide that they will remain in effect until October 31, 2001. There is no assurance that the expense limitation agreements will be continued after that date. The expense limitations for Class A, Class B, Class C, Class M and Class Q shares of each of the Disappearing Funds are 1.75%, 2.50%, 2.50%, 2.25% and 1.75%.

     MANAGEMENT FEE. MagnaCap Fund's management fee is based on the following breakpoint schedule:

                      Average Daily Net Assets
                       to which Fee Applies            Fee Breakpoint
                       --------------------            --------------
                    First $30 million                      1.00%
                    $30 million to $250 million            0.75%
                    $250 million to $500 million           0.625%
                    Over $500 million                      0.50%

     The Disappearing Funds each have annual management fees of 0.85% of the Fund's average daily net assets.

     DISTRIBUTION AND SERVICE FEES. The distribution (12b-1) and service fees of the Disappearing Funds are, with one exception, the same as those of MagnaCap Fund. The 12b-1 fees for Class A Shares of MagnaCap Fund are 0.05% higher than those of the Disappearing Funds.

     EXPENSE TABLE. The current expenses of each of the Funds and estimated PRO FORMA expenses giving effect to the proposed Reorganizations are shown in the following table. Expenses for the Funds are based upon the operating expenses incurred by Class A, Class B, Class C, Class M and Class Q shares of the Funds for the fiscal year ended June 30, 2000. PRO FORMA numbers show estimated fees of MagnaCap Fund after giving effect to the proposed Reorganizations. PRO FORMA numbers are estimated in good faith and are hypothetical and are adjusted for anticipated contractual changes.

                         ANNUAL FUND OPERATING EXPENSES
                                   (UNAUDITED)

(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets) (1)

                                           DISTRIBUTION
                                            (12b-1) AND
                                            SHAREHOLDER               TOTAL FUND
                            MANAGEMENT       SERVICING     OTHER      OPERATING     FEE WAIVER     NET FUND
                               FEES           FEES(2)     EXPENSES    EXPENSES     BY ADVISER(3)   EXPENSES
                               ----           -------     --------    --------     -------------   --------
CLASS A
  MidCap Value Fund            0.85%          0.25%        0.63%        1.73%           --           1.73%
  LargeCap Leaders Fund        0.85%          0.25%        0.59%        1.69%           --           1.69%
  MagnaCap Fund                0.71%          0.30%        0.28%        1.29%           --           1.29%
  Surviving Fund after
  the Reorganizations
  (PRO FORMA)                  0.70%          0.30%        0.27%        1.27%           --           1.27%

CLASS B
  MidCap Value Fund            0.85%          1.00%        0.63%        2.48%           --           2.48%
  LargeCap Leaders Fund        0.85%          1.00%        0.59%        2.44%           --           2.44%
  MagnaCap Fund                0.71%          1.00%        0.28%        1.99%           --           1.99%
  Surviving Fund after
  the Reorganizations
  (PRO FORMA)                  0.70%          1.00%        0.27%        1.97%           --           1.97%

CLASS C
  MidCap Value Fund            0.85%          1.00%        0.63%        2.48%           --           2.48%
  LargeCap Leaders Fund        0.85%          1.00%        0.59%        2.44%           --           2.44%
  MagnaCap Fund                0.71%          1.00%        0.28%        1.99%           --           1.99%
  Surviving Fund after
  the Reorganizations
  (PRO FORMA)                  0.70%          1.00%        0.27%        1.97%           --           1.97%

CLASS M
  MidCap Value Fund            0.85%          0.75%        0.63%        2.23%           --           2.23%
  LargeCap Leaders Fund        0.85%          0.75%        0.59%        2.19%           --           2.19%
  MagnaCap Fund                0.71%          0.75%        0.28%        1.74%           --           1.74%
  Surviving Fund after
  the Reorganizations
  (PRO FORMA)                  0.70%          0.75%        0.27%        1.72%           --           1.72%

CLASS Q
  MidCap Value Fund            0.85%          0.25%        0.63%        1.73%           --           1.73%
  LargeCap Leaders             0.85%          0.25%        0.59%        1.69%           --           1.69%
  MagnaCap Fund                0.71%          0.25%        0.28%        1.24%           --           1.24%
  Surviving Fund after
  the Reorganizations
  (PRO FORMA)                  0.70%          0.25%        0.27%        1.22%           --           1.22%

----------
(1) The Surviving Fund's and Disappearing Funds' fiscal year end is June 30. Expenses of the Funds are based upon expenses incurred by each Fund for the fiscal year ended June 30, 2000, with the exception of MidCap Value Fund and LargeCap Leaders Fund, which had a 0.15% decrease in management fees effective July 26, 2000 which is reflected in these rates. PRO FORMA expenses are estimated and adjusted for anticipated contractual changes.
(2) As a result of distribution (Rule 12b-1) fees, a long term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc.
(3) ING Pilgrim Investments has entered into expense limitation agreements that limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) for MidCap Value Fund and LargeCap Leaders Fund to 1.75%, 2.50%, 2.50%, 2.25% and 1.75% for Class A, Class B, Class C, Class M and Class Q shares, respectively, subject to possible later recoupment. ING Pilgrim Investments has agreed that the expense limitations shown in the table will apply to MidCap Value Fund and LargeCap Leaders Fund until at least October 31, 2001. The management fees also reflect contractual agreements effective July 26, 2000, to lower the advisory fee to 0.85% for the MidCap Value Fund and LargeCap Leaders Fund for the period that the current advisory agreement between the Funds and ING Pilgrim Investments is in effect. There is no assurance that the agreements to lower fees will be continued beyond that date.

       Following the Reorganizations and in the ordinary course of business as a mutual fund, certain holdings of the Disappearing Funds that are transferred to MagnaCap Fund in connection with the Reorganizations may be sold. Such sales may result in increased transaction costs for MagnaCap Fund, and the realization of taxable gains or losses for MagnaCap Fund.

EXAMPLES. The examples are intended to help you compare the cost of investing in each of the Funds, and in the combined Funds on a pro forma basis--assuming the Funds have been combined. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Because this is an estimate, your actual costs may be higher or lower.

                  MIDCAP VALUE FUND              LARGECAP LEADERS FUND                 MAGNACAP FUND
            ----------------------------     -----------------------------     -----------------------------
              1      3       5      10         1      3       5       10         1      3       5       10
            YEAR   YEARS   YEARS   YEARS     YEAR   YEARS   YEARS    YEARS     YEAR   YEARS   YEARS    YEARS
            ----   -----   -----   -----     ----   -----   -----    -----     ----   -----   -----    -----
Class A     $741   $1,089  $1,460  $2,499     $737  $1,077  $1,440   $2,458     $699   $960   $1,242   $2,042
Class B      751    1,073   1,521   2,632*     747   1,061   1,501    2,591*     702    924    1,273    2,136*
Class C      351      773   1,321   2,816      347     761   1,301    2,776      302    624    1,073    2,317
Class M      568    1,023   1,503   2,825      564   1,011   1,483    2,785      521    879    1,261    2,330
Class Q      176      545     939   2,041      172     533     918    1,998      126    393      681    1,500

                        PRO FORMA:
                   THE FUNDS COMBINED
            -------------------------------
              1       3        5        10
            YEAR    YEARS    YEARS    YEARS
            ----    -----    -----    -----
Class A    $697     $955    $1,232   $2,021
Class B     700      918     1,262    2,115*
Class C     300      618     1,062    2,296
Class M     519      873     1,251    2,309
Class Q     124      387      670     1,477

----------
* The ten year calculations for Class B shares assume conversion of the Class B shares to Class A shares at the end of the eighth year following the date of purchase.

     You would pay the following expenses if you did not redeem your shares:

                  MIDCAP VALUE FUND             LARGECAP LEADERS FUND               MAGNACAP FUND
            ----------------------------    ----------------------------    ----------------------------
              1      3       5      10        1      3       5      10        1      3       5      10
            YEAR   YEARS   YEARS   YEARS    YEAR   YEARS   YEARS   YEARS    YEAR   YEARS   YEARS   YEARS
            ----   -----   -----   -----    ----   -----   -----   -----    ----   -----   -----   -----
Class A    $741   $1,089  $1,460  $2,499    $737   $1,077  $1,440  $2,458   $699    $960   $1,242  $2,042
Class B     251      773   1,321   2,632*    247      761   1,301   2,591*   202     624    1,073   2,136*
Class C     251      773   1,321   2,816     247      761   1,301   2,776    202     624    1,073   2,317
Class M     568    1,023   1,503   2,825     564    1,011   1,483   2,785    521     879    1,261   2,330
Class Q     176      545     939   2,041     172      533     918   1,998    126     393      681   1,500

                        PRO FORMA:
                   THE FUNDS COMBINED
            --------------------------------
              1       3        5       10
            YEAR    YEARS    YEARS    YEARS
            ----    -----    -----    -----
Class A     $697    $955    $1,232    $2,021
Class B      200     618     1,062     2,120*
Class C      200     618     1,062     2,296
Class M      519     873     1,251     2,309
Class Q      124     387       670     1,477

----------
* The ten year calculations for Class B shares assume conversion of the Class B shares to Class A shares at the end of the eighth year following the date of purchase.

GENERAL INFORMATION

     Class A, Class B, Class C, Class M and Class Q shares of MagnaCap Fund issued to a shareholder in connection with the Reorganizations will be subject to the same contingent deferred sales charge, if any, applicable to the corresponding shares of the Disappearing Funds held by that shareholder immediately prior to the Reorganizations.

     In addition, the period that the shareholder held shares of the Disappearing Funds will be included in the holding period of MagnaCap Fund shares for purposes of calculating any contingent deferred sales charge. Similarly, Class B shares of MagnaCap Fund issued to a shareholder in connection with the Reorganization will convert to Class A shares eight years after the date that the Class B shares of the Disappearing Fund were purchased by the shareholder. MagnaCap Fund, MidCap Value Fund and LargeCap Leaders Fund are each subject to the sales load structure described in the table below.

                       TRANSACTION FEES ON NEW INVESTMENTS
                    (fees paid directly from your investment)

                                             CLASS A     CLASS B     CLASS C     CLASS M     CLASS Q
                                             -------     -------     -------     -------     -------
Maximum sales charge (load) imposed on
 purchases (as a percentage of offering
 price)                                     5.75%(1)      None       None        3.50%(1)      None

Maximum deferred sales charge (load) (as
 a percentage of the lower of  original
 purchase price or redemption proceeds)      None(2)     5.00%(3)   1.00%(4)     None          None

----------
(1) Reduced for purchases of $50,000 and over. See "Class A Shares: Initial Sales Charge Alternative" and "Class M Shares: Initial Sales Charge Alternative" in Appendix C.
(2) A contingent deferred sales charge of no more than 1.00% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Class A Shares:
     Initial Sales Charge Alternative" in Appendix C.
(3) Imposed upon redemptions within 6 years from purchase. The fee has scheduled reductions after the first year. See "Class B Shares: Deferred Sales Charge Alternative" in Appendix C and "Shareholder Guide Sales Charge Calculation" in the Pilgrim Prospectus.
(4)  Imposed upon redemptions within 1 year from purchase.

       Neither MagnaCap Fund nor either of the Disappearing Funds have any redemption fees, exchange fees or sales charges on reinvested dividends.

                   ADDITIONAL INFORMATION ABOUT MAGNACAP FUND

INVESTMENT PERSONNEL

MAGNACAP FUND:

     Howard N. Kornblue, Senior Vice President and Senior Portfolio Manager for ING Pilgrim Investments leads the team that manages MagnaCap Fund. Mr. Kornblue has served as a Portfolio Manager of MagnaCap Fund since 1989.

     G. David Underwood is a member of the MagnaCap Fund team. Mr. Underwood serves as Senior Vice President and Senior Portfolio Manager for ING Pilgrim Investments. Prior to joining Pilgrim in December 1996, Mr. Underwood was a Director of Funds Management for First Interstate Capital Management. Mr. Underwood's prior experience includes a 10 year association with Integra Trust Company of Pittsburg where he served as Director of Research and Senior Portfolio Manager.

PERFORMANCE OF MAGNACAP FUND

     The bar chart and table that follow provide an indication of the risks of investing in MagnaCap Fund by showing (on a calendar year basis) changes in MagnaCap Fund's annual total return from year to year and by showing (on a calendar year basis) how MagnaCap Fund's average annual returns for one year, five years, ten years and since inception compare to those of the S&P 500 Index. The information in the bar chart is based on the performance of the Class A shares of MagnaCap Fund although the bar chart does not reflect the deduction of the sales load on Class A shares. If the bar chart included the sales load, returns would be less than those shown. The MagnaCap Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Total returns include reinvestment of dividends and capital gains distributions, if any. All indices are unmanaged.

                       CALENDAR YEAR-BY-YEAR RETURNS (%)*

 1990    1991   1992   1993   1994    1995    1996    1997    1998   1999
 ----    ----   ----   ----   ----    ----    ----    ----    ----   ----
-3.11%  25.28%  8.02%  9.25%  4.15%  35.22%  18.51%  27.73%  16.09%  12.20%

----------
* During the periods shown in the chart, the Fund's best quarterly performance was 18.93% for the quarter ended December 1998, and the Fund's worst quarterly performance was -15.99% for the quarter ended September 1990. The Fund's year to date return as of September 30, 2000 was 1.62%.

     The table below shows the average annual total returns of MagnaCap Fund's actual performance averaged over various lengths of time, compared to the S&P 500 Index. The S&P 500 Index has inherent performance advantages over MagnaCap Fund, since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. MagnaCap Fund's performance reflected in the table assumes the deduction of the maximum sales charge in all cases.

AVERAGE ANNUAL TOTAL RETURNS for the periods ended December 31, 1999(1)

                                                                       SINCE
                                 1 YEAR     5 YEARS     10 YEARS    INCEPTION(6)
                                 ------     -------     --------    ------------
MagnaCap Fund - Class A (2)       5.77%     20.24%       14.13%          N/A
MagnaCap Fund - Class B (3)(6)    6.46%       N/A          N/A         18.74%
MagnaCap Fund - Class M (4)(6)    7.74%       N/A          N/A         18.32%
S&P 500 Index (5)                21.04%     28.54%       18.19%        26.23%

----------
(1) Class C shares and Class Q of MagnaCap Fund did not have a full year's performance during the year ended December 31, 1999.
(2)  Reflects deduction of sales charge of 5.75%.
(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(4)  Reflects deduction of sales charge of 3.50%.
(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.
(6)  Class B and M commenced operations on July 17, 1995.

     The table below shows the performance of MagnaCap Fund if sales charges were not reflected.

 AVERAGE ANNUAL TOTAL RETURNS for the periods ended December 31, 1999

                                                                       SINCE
                                 1 YEAR     5 YEARS     10 YEARS    INCEPTION(6)
                                 ------     -------     --------    ------------
MagnaCap Fund - Class A          12.20%      21.67%      14.80%        13.10%
MagnaCap Fund - Class B          11.46%        N/A         N/A         18.99%
MagnaCap Fund - Class M          11.67%        N/A         N/A         19.28%

     For a discussion by the adviser regarding the performance of MagnaCap Fund for the year ended June 30, 2000, see Appendix A to this Proxy
Statement/Prospectus. Additional information about MagnaCap Fund is included in Appendix C to this Proxy Statement/Prospectus.

                      INFORMATION ABOUT THE REORGANIZATIONS

     THE REORGANIZATION AGREEMENTS. The Reorganization Agreements provide for the transfer of all of the assets and liabilities of the Disappearing Funds to MagnaCap Fund in exchange for shares of MagnaCap Fund. The Disappearing Funds will distribute the shares of the MagnaCap Fund received in the exchange to the shareholders of the Disappearing Funds and then each of the Disappearing Funds will be liquidated.

     After the Reorganizations, each shareholder of the Disappearing Funds will own shares in MagnaCap Fund having an aggregate value equal to the aggregate value of each respective Class of shares in the Disappearing Funds held by that shareholder as of the close of business on the business day of the Closing. Shareholders of each Class of shares of the Disappearing Funds will receive shares of the corresponding Class of MagnaCap Fund. In the interest of economy and convenience, shares of MagnaCap Fund generally will not be represented by physical certificates, unless requested in writing.

     Until the Closing, shareholders of the Disappearing Funds will continue to be able to redeem their shares. Redemption requests received after the Closing will be treated as requests received by MagnaCap Fund for the redemption of its shares received by the shareholder in the Reorganizations.

     The obligations of the Funds under the Reorganization Agreements are subject to various conditions, including approval of the shareholders of the Disappearing Funds. The Reorganization Agreements also require that each of the Funds take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreements. The Reorganization Agreements may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Appendix B to review the terms and conditions of the Reorganization Agreements.

     REASONS FOR THE REORGANIZATIONS. The Reorganizations are two of many reorganizations that are proposed among various Pilgrim funds. The Pilgrim fund complex has grown in recent years through the addition of many funds. Management of the Pilgrim funds has proposed the consolidation of a number of the Pilgrim funds that management believes have similar or compatible investment policies. The proposed reorganizations are designed to reduce the overlap in funds in the complex, thereby eliminating duplication of costs and other inefficiencies arising from having similar portfolios within the same fund group. ING Pilgrim Investments also believes that the reorganizations may benefit fund shareholders by resulting in surviving funds with a greater asset base. This is expected to achieve economies of scale for shareholders and may provide greater investment opportunities for the surviving funds or the potential to take larger portfolio positions.

     The proposed Reorganizations were presented to the Board of Directors of Pilgrim Advisory Funds, Inc. ("Pilgrim Advisory Funds") on behalf of the Disappearing Funds for consideration and approval at a meeting held on November 2, 2000. For the reasons discussed below, the Directors, including all of the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940) of Pilgrim Advisory Funds, determined that the interests of the shareholders of MidCap Value Fund and LargeCap Leaders Fund will not be diluted as a result of the proposed Reorganizations, and that the proposed Reorganizations are in the best interests of MidCap Value Fund and LargeCap Leaders Fund and their respective shareholders.

     The Reorganizations will allow the Disappearing Funds' shareholders to continue to participate in a professionally-managed portfolio which seeks to achieve an objective of appreciation or growth of capital. As shareholders of MagnaCap Fund, these shareholders will be able to exchange into other mutual funds in the group of Pilgrim Funds and ING Funds that offer the same Class of shares in which such shareholder is currently invested. A list of the current Pilgrim Funds, and their available Classes, is contained in Appendix D.

     BOARD CONSIDERATIONS. The Board of Directors of Pilgrim Advisory Funds, on behalf of MidCap Value Fund and LargeCap Leaders Fund, in recommending the proposed transaction, considered a number of factors, including the following:

     (1) The plans of management to reduce overlapping funds in the Pilgrim funds complex;
     (2) expense ratios and information regarding fees and expenses of the Disappearing Funds and MagnaCap Fund, including the expense limitation arrangement offered by ING Pilgrim Investments for the Disappearing Funds;
     (3) estimates that show that combining the Funds is expected to result in a lower expense ratio because of economies of scale expected to result from an increase in the asset size of the Surviving Fund;

     (4) whether the Reorganizations would dilute the interests of the Disappearing Funds' current shareholders;
     (5) the relative investment performance and risks of MagnaCap Fund as compared to the Disappearing Funds;
     (6) the similarity of MagnaCap Fund's investment objectives, policies and restrictions with those of the Disappearing Funds; and
     (7) the tax-free nature of the Reorganizations to the Disappearing Funds and its shareholders.

     The Board of Directors also considered the future potential benefits to ING Pilgrim Investments in that its costs to limit the expenses of the Disappearing Funds will be eliminated if the Reorganizations are approved.

     THE DIRECTORS OF PILGRIM ADVISORY FUNDS, ON BEHALF OF MIDCAP VALUE FUND, AND THE LARGECAP LEADERS FUND EACH RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATIONS WITH MAGNACAP FUND.

     TAX CONSIDERATIONS. The Reorganizations are intended to qualify for Federal income tax purposes as tax-free reorganizations under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither the Disappearing Funds nor their shareholders nor MagnaCap Fund is expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreements. As a condition to the Closing of the Reorganizations, the Funds will receive an opinion from the law firm of Dechert to the effect that the Reorganizations will qualify as tax-free reorganizations for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

     Immediately prior to the Reorganizations, each Disappearing Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of that Fund's investment company taxable income for taxable years ending on or prior to the Reorganizations (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganizations (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of the Disappearing Funds' shareholders.

     EXPENSES OF THE REORGANIZATIONS. ING Pilgrim Investments, Adviser to Pilgrim MidCap Value Fund, LargeCap Leaders Fund, and MagnaCap Fund will bear half of the cost of the Reorganizations. The Funds will bear the other half of the expenses relating to the proposed Reorganizations, including, but not limited to, the costs of solicitation of voting instructions and any necessary filings with the Securities and Exchange Commission. Of the Reorganization expenses allocated to the Funds, each Fund will bear a ratable portion based on its relative net asset values immediately before Closing.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

     FORM OF ORGANIZATION. MagnaCap Fund is a series of Pilgrim Investment Funds, Inc. which is a Maryland Corporation. MidCap Value Fund and LargeCap Leaders Fund are each a series of Pilgrim Advisory Funds, Inc. which is a Maryland Corporation. Pilgrim Investment Funds and Pilgrim Advisory Funds are both governed by a Board of Directors. Each Board has eleven directors; the members of both Boards are identical.

     DISTRIBUTOR. ING Pilgrim Securities, Inc. (the "Distributor"), whose address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, is the principal distributor for each of the Funds.

     DIVIDENDS AND OTHER DISTRIBUTIONS. MagnaCap Fund pays dividends from net investment income, if any, semi-annually and net capital gains, if any, on an annual basis. MidCap Value Fund and LargeCap Leaders Fund each pay dividends, if any, from net investment income and net capital gains, if any, on an annual basis. Dividends, and distributions of each of the Funds are automatically reinvested in additional shares of the respective Class of the particular Fund, unless the shareholder elects to receive dividends in cash.

     If the Reorganization Agreement is approved by MidCap Value Fund's shareholders, then as soon as practicable before the Closing, MidCap Value Fund will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

     If the Reorganization Agreement is approved by LargeCap Leaders Fund's shareholders, then as soon as practicable before the Closing, LargeCap Leaders Fund will pay its shareholders a cash distribution of all undistributed net investment income and undistributed realized net capital gains.

     CAPITALIZATION. The following table shows on an unaudited basis the capitalization of each of the Funds as of June 30, 2000, and on a PRO FORMA basis as of June 30, 2000, giving effect to the Reorganizations:

                                                 NET ASSET VALUE        SHARES
                               NET ASSETS          PER SHARE         OUTSTANDING
                               ----------          ---------         -----------
MIDCAP VALUE FUND
    Class A                   $  8,874,538           $14.30             620,787
    Class B                   $ 15,840,407           $13.78           1,149,578
    Class C                   $  2,687,960           $13.78             195,028
    Class M                   $  3,873,298           $13.91             278,473
    Class Q                   $    139,267           $14.29               9,749

LARGECAP LEADERS FUND
    Class A                   $ 10,023,911           $15.88             631,068
    Class B                   $ 21,543,981           $15.30           1,407,914
    Class C                   $  1,363,558           $15.32              89,006
    Class M                   $  4,677,457           $15.52             301,320
    Class Q                   $    199,079           $15.88              12,534

MAGNACAP FUND
    Class A                   $303,863,754           $15.84          19,184,981
    Class B                   $ 87,166,507           $15.44           5,645,177
    Class C                   $  3,660,453           $15.44             237,011
    Class M                   $ 13,049,521           $15.64             834,479
    Class Q                   $  9,927,749           $15.84             626,744

PRO FORMA - MAGNACAP FUND INCLUDING MIDCAP VALUE FUND AND LARGECAP LEADERS FUND
    Class A                   $322,762,203           $15.84          20,376,402
    Class B                   $124,550,895           $15.44           8,066,768
    Class C                   $  7,711,971           $15.44             499,480
    Class M                   $ 21,600,276           $15.64           1,381,092
    Class Q                   $ 10,266,095           $15.84             648,112

                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

     Solicitation of proxies is being made primarily by the mailing of this Notice and Proxy Statement with its enclosures on or about _______, 2001. Shareholders of the Disappearing Funds whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of ING Pilgrim Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communication. Pilgrim Advisory Funds, on behalf of the Disappearing Funds, has retained Shareholder Communications Corporation, a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. Shareholders of the Disappearing Funds may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

     A shareholder may revoke the accompanying proxy at any time prior to its use by filing with the Disappearing Funds a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the meeting in person may vote by ballot at the meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote "FOR" the Reorganization proposals and may vote in their discretion with respect to other matters not now known to the Board of Directors of Pilgrim Advisory Funds that may be presented at the meeting.

VOTING RIGHTS

     Shareholders of the Disappearing Funds are entitled to one vote for each share held as to any matter on which they are entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.

     Shareholders of the Disappearing Funds at the close of business on _________, 2000 (the "Record Date") will be entitled to be present and give voting instructions for their respective Funds at the Meeting with respect to their shares owned as of that Record Date. As of the Record Date, ______ shares of the MidCap Value Funds were outstanding and entitled to vote and _________shares of the LargeCap Leaders Fund were outstanding and entitled to vote.

     Approval of a Reorganization requires the affirmative vote of a majority of the outstanding shares of the Disappearing Fund. In the event that shareholders of only one of these Funds approve a Reorganization, that particular Fund whose shareholders approved the Reorganization could be reorganized into the MagnaCap Fund. The Fund not approving the Reorganization may continue to operate as a separate entity.

     The holders of a one-third of the outstanding shares present in person or represented by proxy shall constitute a quorum. In the absence of a quorum, a majority of outstanding shares entitled to vote that are present in person or by proxy may adjourn the meeting from time to time until a quorum is present.

     If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the meeting for purposes of calculating the vote on any matter. As a result, an abstention or broker non-vote will have the same effect as a vote against the Reorganizations. The Disappearing Funds expect that, before the meeting, broker-dealer firms holding shares of the Funds in "street name" for their customers will request voting instructions from their customers and beneficial owners. If these instructions are not received by the date specified in the broker-dealer firms' proxy solicitation materials, the Funds understand that the broker-dealers that are the members of the New York Stock Exchange may vote on items to be considered at the meeting on behalf of their customers and beneficial owners under the rules of the New York Stock Exchange.

      To the knowledge of Pilgrim Advisory Funds, as of November 1, 2000, no current Director owns 1% or more of the outstanding shares of the MidCap Value Fund, and the officers and Directors own, as a group, less than 1% of the shares of the MidCap Value Fund.

      To the knowledge of Pilgrim Advisory Funds, as of November 1, 2000, no current Director owns 1% or more of the outstanding shares of the LargeCap Leaders Fund, and the officers and Directors own, as a group, less than 1% of the shares of the LargeCap Leaders Fund.

      Appendix E hereto lists the persons that, as of November 1, 2000, owned beneficially or of record 5% or more of the outstanding shares of any Class of the Disappearing Funds or MagnaCap Fund.

OTHER MATTERS TO COME BEFORE THE MEETING

       Pilgrim Advisory Funds does not know of any matters to be presented at the meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the meeting, the proxyholders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

     Pilgrim Advisory Funds is not required to hold regular annual meetings and, in order to minimize their costs, do not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by the Disappearing Funds' management. Therefore it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

REPORTS TO SHAREHOLDERS

     ING Pilgrim Investments will furnish, without charge, a copy of the most recent Annual Report regarding the Disappearing Funds and the most recent Semi-Annual Report succeeding the Annual Report, if any, on request. Requests for such reports should be directed to Pilgrim at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or at (800) 992-0180.

     IN ORDER THAT THE PRESENCE OF A QUORUM AT THE MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.


                                    James M. Hennessy,
                                    Secretary

___________, 2000
7337 East Doubletree Ranch Road
Scottsdale, Arizona  85258

                                   APPENDIX A

                              PILGRIM MAGNACAP FUND
                           PORTFOLIO MANAGER'S REPORT

Set forth below is an excerpt from MagnaCap Fund's Annual Report, dated June 30, 2000 regarding the Fund's performance.

Management Team: Howard N. Kornblue, Senior Vice President and Senior Portfolio Manager; G. David Underwood, CFA, Vice President and Director of Research; Robert M. Kloss, Equity Analyst.

Goal: The MagnaCap Fund (the "Fund" or "MagnaCap") seeks growth and capital, with dividend income as a secondary consideration. As a disciplined investment philosophy fund, MagnaCap invests in a very select group of companies that have been able to sustain growth over a 10-year period. In selecting portfolio securities, companies are generally assessed with reference to the following criteria as ideal:

* A company must have paid or had the financial capability from its operations to have paid a dividend in 8 out of the last 10 years.

* A company must have increased its dividend or had the financial capability from its operations to have increased its dividend at least 100% over the past 10 years.

*    Dividend payout must be less than 65% of current earnings.

* Long-term debt should be no more than 25% of the company's total capitalization, or a company's bonds must be rated at least A- or A-3.

* The current price should be in the lower half of the stock's price/earnings ratio range for the past ten years, or the ratio of the price of the company's stock at the time of purchase to its anticipated future earnings must be an attractive value in relation to the average for its industry peer group or that of the S&P 500 Composite Stock Price Index.

Market Overview: Stocks finished the second quarter with losses in all the major indexes. The S&P 500 Index finished the second quarter down 2.9%, while the Dow Jones Industrial Average lost 4.3%. After reaching a record on March 10 of 5,049, the Nasdaq Composite Index fell 37% to 3,165 on May 23. Ultimately, the technology-heavy composite finished at 3,966, down 607, or 13.3%, for the second quarter. The index had a particularly strong June, increasing 16.6% -- the fifth best month in the Nasdaq' history. Leading the way higher in the broader market in the second quarter were drug stocks, and consumer and food stocks. Merger agreements struck by Bestfoods and Nabisco helped bolster the whole food sector. The vastly different picture on the technology side of the market also encompassed telecommunications stocks, with AT&T, Ericsson and Motorola coming in as some of the biggest decliners. The market focused on earnings. One of the biggest drivers of the stock market has been corporate earnings preannouncements. Surprises on the profit front have roiled whole sectors of the stock market. On June 28 the Federal Reserve Bank decided to hold the line on interest rates, choosing to pause after raising them six times since last June. The central bank's decision came amid signs the U.S. economy is slowing. As a result, the federal funds rate remained at 6.5%, the highest level in nine years. Over the last year, the Federal Reserve Bank has been boosting interest rates in an effort to slow the economy and keep inflation from escalating. They are seeking to achieve a "soft landing" in which growth slows enough to keep inflation under control but not so much that it threatens the country's record
9.5 year economic expansion.

Performance: For the one year ended June 30, 2000, the Fund's Class A shares, excluding sales charges, declined 0.36%, compared to the Standard & Poor's 500 index, which gained 7.24% for the same period. For the period from inception

(11/22/99) through June 30, 2000, the Fund's Class Q shares declined 2.58%, compared to the Standard & Poor's 500 Index, which gained 3.22% for the same period.

Portfolio Specifics: We believe that the Fund's past success can be attributed to the very explicit investment criteria which normally determine the kinds of companies that qualify for inclusion in the portfolio. Out of a universe of approximately 4,000 publicly traded companies, and based upon in-house and external research, we aim to select the 60 to 80 equities which we believe will be most likely to exhibit a high degree of performance. Among the top performing holdings were Altera (semiconductors), Intel (semiconductors), Alliance Capital (entertainment). At the end of June 2000, the top industry groups were diversified manufacturing, medical products, integrated oil, telephone, and computers. The top stock holdings were AFLAC, Johnson & Johnson, McDonalds, General Electric and Tellabs.

Market Outlook: Going forward, we will continue to employ a "bottom-up" approach to stock selection, drawing from the pool of companies that come closest to meeting the Fund's strict investment criteria given market conditions, the circumstances of the company and the sector within which it falls. The bull market in U.S. stocks is in its ninth year. It has been firmly based on extraordinary changes in the economy that have given us the longest economic expansion in U.S. history. This bull market has been one of the best in U.S. history and we believe it is likely to continue for several reasons. First, the economic expansion that has propelled stock prices higher has been one of the most durable. It has been accompanied by mild inflation, job creation and high-quality profit growth. Second, the current economic and market cycles have benefited from several long-term structural changes. This includes a notable reduction in the government's budget deficit. There has also been a shift to a more sophisticated, technology driven private sector that has spurred widespread productivity gains, which offers new opportunities for growth and jobs. Most bull markets end when stocks are overpriced. However, it has traditionally been extremely difficult to identify the degree of overpricing at which any particular bull market will end. We believe stock prices can continue to rise selectively in 2000 in concert with improvements in corporate earnings and cash flows. Accordingly, we intend to remain almost fully invested, selecting stocks on the basis described at the beginning of this paragraph.

                         6/30/90   6/91   6/92    6/93    6/94    6/95    6/96    6/97    6/98   6/99   6/30/00
                         -------   ----   ----    ----    ----    ----    ----    ----    ----   ----   -------
Pilgrim MagnaCap Fund
 Class A With
  Sales Charge           10,000   9,912  11,095  12,006  13,102  15,803  19,170  25,077  30,225  35,039  34,914
Pilgrim MagnaCap Fund
 Class A Without
  Sales Charge           10,000  10,521  11,777  12,744  13,907  16,774  20,348  26,619  32,083  37,192  37,060
S&P 500 Index            10,000  10,739  12,180  13,840  14,035  17,693  22,294  30,029  39,087  47,982  51,458

        AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2000

                                                          SINCE INCEPTION OF    SINCE INCEPTION OF
                                                           CLASS A, B AND M          CLASS C
                           1 YEAR    5 YEARS   10 YEARS        7/17/95               6/1/99
                           ------    -------   --------        -------               ------
Including Sales Charge:
     Class A (1)           -6.09%    15.79%     13.32%            --               --
     Class B (2)           -6.11%       --         --          15.99%              --
     Class C (3)           -2.17%       --         --             --             2.64%
     Class M (4)           -4.18%       --         --          15.70%              --

Excluding Sales Charge:
     Class A               -0.36%    17.18%     14.00%            --               --
     Class B               -1.11%       --         --          16.22%              --
     Class C               -1.17%       --         --             --             2.64%
     Class M               -0.71%       --         --          16.54%              --

S&P 500 Index               7.24%    23.80%     17.80%         23.43%(5)        12.12%

----------
(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.
(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and since inception returns.
(3) Reflects deduction of the Class C deferred sales charge of 1.00% for the since inception return.
(4)  Reflects deduction of the maximum Class M sales charge of 3.50%.
(5)  Since inception performance for the index is shown from 8/01/95.

                                              11/22/99           6/30/00
                                              --------           -------
     Pilgrim MagnaCap Fund Class Q             10,000             9,820
     S&P 500 Index                             10,000            10,237

                                            AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                  PERIOD ENDED JUNE 30, 2000
                                                        SINCE INCEPTION
                                                           11/22/99
                                                           --------
     Class Q                                                -2.58%
     S&P 500 Index                                           3.22%

Based on a $10,000 initial investment the graph and table above illustrates the total return of Pilgrim MagnaCap Fund against the Standard & Poor's 500 Composite Stock Price Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any sales charges.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This letter contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The portfolio manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

Principal Risk Factor(s): Exposure to financial and market risks that accompany investments in equities.

                                   APPENDIX B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this _____ day of _____________, 2000, by and between Pilgrim Investment Funds, Inc., (the "Investment Funds"), a Maryland corporation with its principal place of business at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, on behalf of its series, Pilgrim MagnaCap Fund (the "Acquiring Fund"), and the Pilgrim Advisory Funds, Inc., ("Advisory Funds"), a Maryland Corporation with its principal place of business at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, on behalf of its series, Pilgrim MidCap Value Fund (the "Acquired Fund").

      This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C, Class M and Class Q voting shares of beneficial interest (no par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

      WHEREAS, the Acquired Fund and the Acquiring Fund are open-end, registered investment companies of the management type or a series thereof and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, the Directors of Investment Funds have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

      WHEREAS, the Directors of Advisory Funds, have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

      1.1 Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C , Class M and Class Q Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii)to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

      1.2 The assets of the Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

      1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

      1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B, Class C, Class M and Class Q Acquiring Fund Shares to be so credited to Class A, Class B, Class C, Class M and Class Q Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C, Class M and Class Q shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C, Class M and Class Q Acquiring Fund Shares in connection with such exchange.

      1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.

      1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.   VALUATION

      2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Directors.

      2.2 The net asset value of a Class A, Class B, Class C, Class M and Class Q Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Directors.

      2.3 The number of the Class A, Class B, Class C, Class M and Class Q Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C, Class M and Class Q shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

      2.4 All computations of value shall be made by the Acquired Fund's designated record keeping agent and shall be subject to confirmation by the Acquiring Fund's record keeping agent and by each Fund's respective independent accountants.

3.   CLOSING AND CLOSING DATE

      3.1 The Closing Date shall be _____ ___, 2001, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

      3.2 The Acquired Fund shall direct Investors Fiduciary Trust Company, as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act") in which the Acquired Fund's Assets are deposited and the Custodian, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

      3.3 The Acquired Fund shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C, Class M and Class Q shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

      3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Acquired Fund or the Board of Directors of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

      4.1 Except as has been disclosed to the Acquiring fund in a written instrument executed by an officer of the Advisory Funds, the Advisory Funds on behalf of the Acquired Fund represents and warrants to Investment Funds as follows:

      (a) The Acquired Fund is duly organized as a series of Advisory Funds, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under Advisory Funds' Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

      (b) Advisory Funds is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

      (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

      (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

      (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Advisory Fund's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Advisory Funds on behalf of the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Advisory Funds on behalf of the Acquired Fund is a party or by which it is bound;

      (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

      (h) Except as otherwise disclosed in writing to and accepted by Investment Funds on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Advisory Funds on behalf of the Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

      (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Acquired Fund at June 30, 2000, have been audited by KPMG LLP, independent auditors, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

      (j) Since June 30, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

      (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

      (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

      (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of Advisory Funds on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

      (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

     4.2 Except as has been disclosed to the Advisory Funds in a written instrument executed by an officer of Investment Funds, Investment Funds, on behalf of the Acquiring Fund represents and warrants to the Advisory Funds as follows:

      (a) The Acquiring Fund is duly organized as a series of Investment Funds, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland with power under Investment Funds' Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

      (b) Investment Funds is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

      (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

      (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

      (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Investment Funds' Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Investment Funds on behalf of the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Investment Funds on behalf of Acquiring Fund is a party or by which it is bound;

      (g) Except as otherwise disclosed in writing to and accepted by the Advisory Funds on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Investment Fund on behalf of the Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Investment Funds on behalf of the Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or the Acquiring Fund's ability to consummate the transactions herein contemplated;

      (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Portfolio of Investments of the Acquiring Fund at June 30, 2000, have been audited by KPMG LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

      (i) Since June 30, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

      (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (k) For each taxable year of its operation (including the taxable year including the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code;

      (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

      (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of Investment Funds on behalf of the Acquiring Fund and this Agreement will constitute a valid and binding obligation of Investment Funds on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (n) The Class A, Class B, Class C, Class M and Class Q Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

      (o) The information to be furnished by Investment Funds for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

      (p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

      5.2 The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.3 The Acquired Fund covenants that the Class A, Class B, Class C, and Class M and Class Q Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

      5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

      5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

      5.6 The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

      5.7 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C, Class M and Class Q Acquiring Fund Shares received at the Closing.

      5.8 The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.9 The Advisory Funds on behalf of the Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as Investment Funds on behalf of the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Advisory Funds', title to and possession of, Acquiring Fund Shares to be delivered hereunder, and (b) the Investment Funds, on behalf of the Acquiring Fund's, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

      5.10 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      The obligations of Advisory Funds on behalf of the Acquired Fund to consummate the transactions provided for herein shall be subject, at Advisory Funds' election, to the performance by Investment Funds on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1 All representations and warranties of Investment Funds on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      6.2 Investment Funds shall have delivered to Advisory Funds a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to Advisory Funds and dated as of the Closing Date, to the effect that the representations and warranties of Investment Funds on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as Advisory Funds shall reasonably request;

      6.3 Investment Funds on behalf of the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Investment Funds on behalf of the Acquiring Fund on or before the Closing Date; and

      6.4 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      The obligations of Investment Funds on behalf of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Investment Funds' election, to the performance by the Advisory Funds on behalf of the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1 All representations and warranties of Advisory Funds on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      7.2 The Advisory Funds shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Advisory Funds;

      7.3 The Advisory Funds shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Investment Funds and dated as of the Closing Date, to the effect that the representations and warranties of the Advisory Funds on behalf of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Investment Funds shall reasonably request;

      7.4 The Advisory Funds on behalf of the Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Advisory Funds on behalf of the Acquired Fund on or before the Closing Date;

      7.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

      7.6 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not satisfied on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of Advisory Funds' Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither Investment Funds nor Advisory Funds may waive the conditions set forth in this paragraph 8.1;

      8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

      8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by Investment Funds or Advisory Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

      8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

      8.5 The parties shall have received the opinion of Dechert addressed to Advisory Funds and Investment Funds substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of Investment Funds and Advisory Funds. Notwithstanding anything herein to the contrary, neither Investment Funds nor Advisory Funds may waive the condition set forth in this paragraph 8.5.

9.   BROKERAGE FEES AND EXPENSES

      9.1 Investment Funds on behalf of the Acquiring Fund and Advisory Funds on behalf of the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2 The expenses relating to the proposed Reorganization will be shared so that (1) half of such costs are borne by the investment adviser to the Acquired and Acquiring Funds, and (2) half are borne by the Acquired and Acquiring Funds and will be paid by the Acquired Fund and Acquiring Fund pro rata based upon the relative net assets of the Acquired Fund and Acquiring Fund as of the close of business on the record date for determining the shareholders of the Acquired Fund entitled to vote on the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration

Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1 Investment Funds and Advisory Funds agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.  TERMINATION

      This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Directors of Advisory Funds or the Board of Directors of Investment Funds at any time prior to the Closing Date, if circumstances should develop that, in the opinion of either Board, make proceeding with the Agreement inadvisable.

12.  AMENDMENTS

      This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Advisory Funds and Investment Funds; provided, however, that following the meeting of the shareholders of the Acquired Fund called by Advisory Funds pursuant to paragraph
5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B, Class C, Class M and Class Q Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.  NOTICES

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to Investment Funds or to Advisory Funds, 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, attn: James M. Hennessy, in each case with a copy to Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

      14.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

      14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.


                                   Pilgrim Investment Funds, Inc. on behalf of
Attest:                            its Pilgrim MagnaCap Fund series

                                   By:
-------------------------------       -----------------------------------
SECRETARY

                                   Its:
                                       ----------------------------------


                                   Pilgrim Advisory Funds, Inc. on behalf of its
Attest:                            Pilgrim MidCap Value Fund series

                                   By:
-------------------------------       -----------------------------------
SECRETARY

                                   Its:
                                       ----------------------------------

                                  APPENDIX B-1

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this _____ day of _____________, 2001, by and between Pilgrim Investment Funds, Inc. ("Investment Funds"), a Maryland corporation with its principal place of business at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, on behalf of its series, Pilgrim MagnaCap Fund (the "Acquiring Fund"), and the Pilgrim Advisory Funds, Inc. ("Advisory Funds"), a Maryland Corporation with its principal place of business at 7337 E. Doubletree Ranch Road, Scottsdale,
Arizona 85258, on behalf of its series, Pilgrim LargeCap Leaders Fund (the "Acquired Fund").

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C, Class M and Class Q voting shares of common stock ($0.10 par value) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Acquired Fund and the Acquiring Fund are open-end, registered investment companies of the management type or a series thereof and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Directors of Investment Funds have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Directors of Advisory Funds have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1 Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C , Class M and Class Q Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the

                                     B-1-1
manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

     1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date ("collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B, Class C, Class M and Class Q Acquiring Fund Shares to be so credited to Class A, Class B, Class C, Class M and Class Q Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C, Class M and Class Q shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C, Class M and Class Q Acquiring Fund Shares in connection with such exchange.

      1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.

     1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.   VALUATION

     2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Directors.

                                     B-1-2

     2.2 The net asset value of a Class A, Class B, Class C, Class M and Class Q Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Directors.

     2.3 The number of the Class A, Class B, Class C, Class M and Class Q Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C, Class M and Class Q shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

     2.4 All computations of value shall be made by the Acquired Fund's designated record keeping agent and shall be subject to confirmation by the Acquiring Fund's record keeping agent and by each Fund's respective independent accountants.

3.   CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be _____ ___, 2001, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

     3.2 The Acquired Fund shall direct Investors Fiduciary Trust Company, as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act") in which the Acquired Fund's Assets are deposited and the Custodian, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.3 The Acquired Fund shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C, Class M and Class Q shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

                                     B-1-3

     3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Acquired Fund or the Board of Directors of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

     4.1 Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the Advisory Funds, the Advisory Funds on behalf of the Acquired Fund represents and warrants to Investment Funds as follows:

     (a) The Acquired Fund is duly organized as a series of Advisory Funds, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under Advisory Funds' Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) Advisory Funds is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

     (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Advisory Funds' Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Advisory Funds on behalf of the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Advisory Funds on behalf of the Acquired Fund is a party or by which it is bound;

     (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

                                     B-1-4

     (h) Except as otherwise disclosed in writing to and accepted by Investment Funds on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Advisory Funds on behalf of the Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

      (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Acquired Fund at June 30, 2000, have been audited by KPMG LLP, independent auditors, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (j) Since June 30, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

     (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

     (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

                                     B-1-5

     (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of Advisory Funds on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

     (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

     4.2 Except as has been disclosed to the Advisory Funds in a written instrument executed by an officer of Investment Funds, Investment Funds on behalf of the Acquiring Fund represents and warrants to the Advisory Funds as follows:

     (a) The Acquiring Fund is duly organized as a series of Investment Funds, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland with power under Investment Funds' Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) Investment Funds is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

                                     B-1-6

     (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

     (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Investment Funds' Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Investment Funds on behalf of the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Investment Funds on behalf of the Acquiring Fund is a party or by which it is bound;

     (g) Except as otherwise disclosed in writing to and accepted by Advisory Funds on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Investment Fund on behalf of the Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Investment Funds on behalf of the Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or the Acquiring Fund's ability to consummate the transactions herein contemplated;

      (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Portfolio of Investments of the Acquiring Fund at June 30, 2000, have been audited by KPMG LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (i) Since June 30, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

     (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (k) For each taxable year of its operation (including the taxable year including the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code;

                                     B-1-7

     (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

     (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of Investment Funds on behalf of the Acquiring Fund and this Agreement will constitute a valid and binding obligation of Investment Funds on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (n) The Class A, Class B, Class C, Class M and Class Q Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

     (o) The information to be furnished by Investment Funds for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

     (p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2 The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 The Acquired Fund covenants that the Class A, Class B, Class C, and Class M and Class Q Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

                                     B-1-8

     5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6 The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

     5.7 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C, Class M and Class Q Acquiring Fund Shares received at the Closing.

     5.8 The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.9 The Advisory Funds on behalf of the Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as Investment Funds on behalf of the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Advisory Funds', on behalf of the Acquired Fund's title to and possession of Acquiring Funds' Shares to be delivered hereunder, and (b) the Investment Funds on behalf of the Acquiring Fund's, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     5.10 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of Advisory Funds on behalf of the Acquired Fund to consummate the transactions provided for herein shall be subject, at the Advisory Funds' election, to the performance by Investment Funds on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations and warranties of Investment Funds on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2 Investment Funds shall have delivered to the Advisory Funds a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to Advisory Funds and dated as of the Closing Date, to the effect that the representations and warranties of Investment Funds on behalf of the Acquiring Fund made in this

                                     B-1-9

Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as Advisory Funds shall reasonably request;

     6.3 Investment Funds on behalf of the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Investment Funds on behalf of the Acquiring Fund on or before the Closing Date; and

     6.4 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of Investment Funds on behalf of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Investment Funds' election, to the performance by the Advisory Funds on behalf of the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of Advisory Funds on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2 The Advisory Funds shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Advisory Funds;

     7.3 The Advisory Funds shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Investment Funds and dated as of the Closing Date, to the effect that the representations and warranties of the Advisory Funds on behalf of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Investment Funds shall reasonably request;

     7.4 The Advisory Funds on behalf of the Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Advisory Funds on behalf of the Acquired Fund on or before the Closing Date;

     7.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

     7.6 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

                                     B-1-10

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not satisfied on or before the Closing Date with respect to Advisory Funds on behalf of the Acquired Fund or Investment Funds on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of Advisory Funds' Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither Investment Funds nor Advisory Funds may waive the conditions set forth in this paragraph 8.1;

     8.2 On the Closing Date, no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by Investment Funds or Advisory Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

     8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     8.5 The parties shall have received the opinion of Dechert addressed to Advisory Funds and Investment Funds substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of the Investment Funds and Advisory Funds. Notwithstanding anything herein to the contrary, neither Investment Funds nor Advisory Funds may waive the condition set forth in this paragraph 8.5.

9.   BROKERAGE FEES AND EXPENSES

     9.1 Investment Funds on behalf of the Acquiring Fund and Advisory Funds on behalf of the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The expenses relating to the proposed Reorganization will be shared so that (1) half of such costs are borne by the investment adviser to the Acquired and Acquiring Funds, and (2) half are borne by the Acquired and Acquiring Funds and will be paid by the Acquired Fund and Acquiring Fund pro rata based upon the relative net assets of the Acquired Fund and Acquiring Fund as of the close of business on the record date for determining the shareholders of the Acquired Fund entitled to vote on the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration

                                     B-1-11

Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 Investment Funds and Advisory Funds agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.  TERMINATION

     This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Directors of Advisory Funds or the Board of Directors of Investment Funds at any time prior to the Closing Date, if circumstances should develop that, in the opinion of either Board, make proceeding with the Agreement inadvisable.

12.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Advisory Funds and Investment Funds; provided, however, that following the meeting of the shareholders of the Acquired Fund called by Advisory Funds pursuant to paragraph
5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B, Class C, Class M and Class Q Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.  NOTICES

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to Investment Funds or to Advisory Funds, 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, attn: James M. Hennessy, in each case with a copy to Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     14.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

                                     B-1-12

     14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                   Pilgrim Investment Funds, Inc. on behalf of
Attest:                            its Pilgrim MagnaCap Fund series


                                   By:
-------------------------------       -----------------------------------
SECRETARY

                                   Its:
                                       ----------------------------------


                                   Pilgrim Advisory Funds, Inc. on behalf of its
Attest:                            Pilgrim LargeCap Leaders Fund series

                                   By:
-------------------------------       -----------------------------------
SECRETARY

                                   Its:
                                       ----------------------------------

                                     B-1-13

                                   APPENDIX C

             ADDITIONAL INFORMATION REGARDING PILGRIM MAGNACAP FUND
                                  (THE "FUND")

                                SHAREHOLDER GUIDE

     Pilgrim Purchase Options(TM)

     This Proxy Statement/Prospectus relates to five separate Classes of the
Fund: Class A, Class B, Class C, Class M and Class Q, each of which represents an identical interest in the Fund's investment portfolio, but are offered with different sales charges and distribution fee (Rule 12b-1) arrangements. As described below and elsewhere in this Proxy Statement/Prospectus, the contingent deferred sales load structure and conversion characteristics of the Fund shares that will be issued to you in the Reorganization will be the same as those that apply to the Disappearing Fund shares held by you immediately prior to the Reorganization, and the period that you held shares of the Disappearing Fund will be included in the holding period of the Fund for purposes of calculating contingent deferred sales charges and determining conversion rights. Purchases of the shares of the Fund after the Reorganization will be subject to the sales load structure and conversion rights discussed below.

       The sales charges and fees for each Class of shares of the Fund are shown and contrasted in the chart below.

                                                   CLASS A      CLASS B      CLASS C       CLASS M        CLASS Q
                                                   -------      -------      -------       -------        -------
Maximum Initial Sales Charge on Purchases          5.75%(1)      None         None          3.50%(1)       None
Contingent Deferred Sales Charge ("CDSC")          None(2)       5.00%(3)     1.00%(4)      None           None
Annual Distribution (12b-1) and Service Fees(5)    0.30%         1.00%        1.00%         0.75%          0.25%
Maximum Purchase                                  Unlimited    $250,000     Unlimited    $1,000,000      Unlimited
Automatic Conversion to Class A                      N/A       8 Years(6)      N/A           N/A            N/A

----------
(1)  Imposed upon purchase. Reduced for purchases of $50,000 and over.
(2) For investments of $1 million or more, a CDSC of no more than 1% may be assessed on redemptions of shares that were purchased without an initial sales charge. See "Class A Shares: Initial Sales Charge Alternative" and "Class M Shares: Initial Sales Charge Alternative" in this Appendix C.
(3) Imposed upon redemption within 6 years from purchase. Fee has scheduled reductions after the first year. See "Class B Shares: Deferred Sales Charge Alternative" in this Appendix C.
(4)  Imposed upon redemption within 1 year from purchase.
(5)  Annual asset-based distribution charge.
(6) Class B shares of the Fund issued to shareholders of the Disappearing Funds in the Reorganization will convert to Class A shares in the eighth year from the original date of purchase of the Class B shares of the Disappearing Funds.

       The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Orders for Class B shares and Class M shares in excess of $250,000 and $1,000,000, respectively, will be accepted as orders for Class A shares or declined.

       CLASS A SHARES: INITIAL SALES CHARGE ALTERNATIVE. Class A shares of the Fund are sold at the net asset value ("NAV") per share in effect plus a sales charge as described in the following table. For waivers or reductions of the Class A shares sales charges, see "Special Purchases without a Sales Charge" and "Reduced Sales Charges" below.

                                     AS A % OF THE            AS A %
      YOUR INVESTMENT                OFFERING PRICE           OF NAV
      ---------------                --------------           ------
      Less than $50,000                  5.75%                6.10%
      $50,000 - $99,999                  4.50%                4.71%
      $100,000 - $249,999                3.50%                3.63%
      $250,000 - $499,999                2.50%                2.56%
      $500,000 - $1,000,000              2.00%                2.04%

       There is no initial sales charge on purchases of $1,000,000 or more. However, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                                            PERIOD DURING
       YOUR INVESTMENT                   CDSC             WHICH CDSC APPLIES
       ---------------                   ----             ------------------
       $1,000,000 - $2,499,999           1.00%                  2 years
       $2,500,000 - $4,999,999           0.50%                  1 year
       $5,000,000 and over               0.25%                  1 year

       Class A shares of the Fund issued in connection with the Reorganization with respect to Class A shares of Disappearing Funds that were subject to a CDSC at the time of the Reorganization, will be subject to a CDSC of up to 1% from the date of purchase of the original shares of the Disappearing Funds.

      REDUCED SALES CHARGES. An investor may immediately qualify for a reduced sales charge on a purchase of Class A shares of the Fund or other open-end funds in the Pilgrim funds or ING funds which offer Class A shares, or shares with front-end sales charges ("Participating Funds") by completing the Letter of Intent section of an Application to purchase Fund shares. Executing the Letter of Intent expresses an intention to invest during the next 13 months a specified amount, which, if made at one time, would qualify for a reduced sales charge. An amount equal to the Letter of Intent amount multiplied by the maximum sales charge imposed on purchases of the Fund and Class will be restricted within your account to cover additional sales charges that may be due if your actual total investment fails to qualify for the reduced sales charges. See the Statement of Additional Information for the Fund for details on the Letter of Intent option or contact the Shareholder Servicing Agent at (800) 992-0180 for more information.

       A sales charge may also be reduced by taking into account the current value of your existing holdings in the Fund or any other open-end funds in the Pilgrim funds (excluding Pilgrim Money Market Fund) ("Rights of Accumulation"). The reduced sales charges apply to quantity purchases made at one time or on a cumulative basis over any period of time. See the Statement of Additional Information for the Fund for details or contact the Shareholder Servicing Agent at (800) 992-0180 for more information.

       For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the Pilgrim funds which impose a CDSC may be combined with Class A shares for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of the Fund which imposes a CDSC.

       SPECIAL PURCHASES WITHOUT A SALES CHARGE. Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent at (800) 992-0180, or see the Statement of Additional Information for the Fund.

       CLASS B SHARES: DEFERRED SALES CHARGE ALTERNATIVE. Class B shares are offered at their NAV per share without any initial sales charge. Class B shares that are redeemed within six years of purchase, however, will be subject to a CDSC as described in the table that follows. Class B shares of the Fund are subject to a distribution and service fee at an annual rate of 1.00% of the average daily net assets of the Class, which is higher than the distribution and service fees of Class A shares. The higher distribution and service fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower NAV than Class A shares. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined. The amount of the CDSC is based on the lesser of the NAV of the Class B shares at the time of purchase or redemption. There is no CDSC on Class B shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

      YEAR OF REDEMPTION AFTER PURCHASE                   CDSC
      ---------------------------------                   ----
              First                                        5%
              Second                                       4%
              Third                                        3%
              Fourth                                       3%
              Fifth                                        2%
              Sixth                                        1%
              After Sixth Year                            None

      Class B shares will automatically convert into Class A shares approximately eight years after purchase. Class B shares of the Fund issued in connection with the Reorganization with respect to Class B shares of the Disappearing Fund will convert to Class A shares eight years after the purchase of the original shares of the Disappearing Fund. For additional information on the CDSC and the conversion of Class B, see the Fund's Statement of Additional Information.

       Class C Shares. Class C shares are offered at their NAV per share without an initial sales charge. Class C shares may be subject to a CDSC of 1% if redeemed within one year of purchase. The amount of the CDSC is based on the lesser of the NAV of the Class C shares at the time of purchase or redemption. There is no CDSC on Class C shares acquired through the reinvestment of dividends and capital gains distributions.

       Class M Shares: Initial Sales Charge Alternative. Class M shares of the Fund are sold at the NAV per share in effect plus a sales charge as described in the following table. For waivers or reductions of the Class M shares sales charges, see "Special Purchases without a Sales Charge" and "Reduced Sales Charges" below.

                                     AS A % OF THE             AS A %
      YOUR INVESTMENT               OFFERING PRICE             OF NAV
      ---------------               --------------             ------
      Less than $50,000                 3.50%                  3.63%
      $50,000 - $99,999                 2.50%                  2.56%
      $100,000 - $249,999               1.50%                  1.52%
      $250,000 - $499,999               1.00%                  1.01%
      $500,000 and over                 None                   None

      REDUCED SALES CHARGES. An investor may immediately qualify for a reduced sales charge on a purchase of Class M shares of the Fund or other open-end funds in the Pilgrim Funds or ING Funds which offer Class M shares, or shares with front-end sales charges ("Participating Funds") by completing the Letter of Intent section of an Application to purchase Fund shares. Executing the Letter of Intent expresses an intention to invest during the next 13 months a specified amount, which, if made at one time, would qualify for a reduced sales charge. An amount equal to the Letter amount multiplied by the maximum sales charge imposed on purchases of the Fund and Class will be restricted within your account to cover additional sales charges that may be due if your actual total investment fails to qualify for the reduced sales charges. See the Statement of Additional Information for the Fund for details on the Letter of Intent option or contact the Shareholder Servicing Agent at (800) 992-0180 for more information.

      A sales charge may also be reduced by taking into account the current value of your existing holdings in the Fund or any other open-end funds in the Pilgrim Funds (excluding Pilgrim Money Market Fund) ("Rights of Accumulation"). The reduced sales charges apply to quantity purchases made at one time or on a cumulative basis over any period of time. See the Statement of Additional Information for the Fund for details or contact the Shareholder Servicing Agent at (800) 992-0180 for more information.

      For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the Pilgrim Funds which impose a CDSC may be combined with Class M shares for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of the Fund which imposes a CDSC.

      SPECIAL PURCHASES WITHOUT A SALES CHARGE. Class M shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent at (800) 992-0180, or see the Statement of Additional Information for the Fund.

       CLASS Q SHARES. Class Q Shares are offered at NAV without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time.

       WAIVERS OF CDSC. The CDSC will be waived in the following cases. In determining whether a CDSC is applicable, it will be assumed that shares held in the shareholder's account that are not subject to such charge are redeemed first.

       1) The CDSC will be waived in the case of redemption following the death or permanent disability of a shareholder if made within one year of death or initial determination of permanent disability. The waiver is available only for those shares held at the time of death or initial determination of permanent disability.

       2) The CDSC also may be waived for Class B shares redeemed pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

       3) The CDSC also will be waived in the case of mandatory distributions from a tax-deferred retirement plan or an IRA.

       If you think you may be eligible for a CDSC waiver, contact the Shareholder Servicing Agent at (800) 992-0180.

       REINSTATEMENT PRIVILEGE. Class B and Class C shareholders who have redeemed their shares in any open-end Pilgrim Fund may reinvest some or all of the proceeds in the same share Class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. See the Statement of Additional Information for the Fund for details or contact the Shareholder Servicing Agent at (800) 992-0180 for more information.

      RULE 12b-1 PLAN. The Fund has a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to each Class of shares of the Fund ("Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, ING Pilgrim Securities, Inc., (the "Distributor") may receive from the Fund an annual fee in connection with the offering, sale and shareholder servicing of the Fund's Class A, Class B, Class C, Class M and Class Q shares.

      DISTRIBUTION AND SERVICING FEES. As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of shares of the Fund and in connection with services rendered to shareholders of the Fund, the Fund pays the Distributor servicing fees and distribution fees up to the annual rates set forth below (calculated as a percentage of the Fund's average daily net assets attributable to that Class):

                                 SERVICING FEE       DISTRIBUTION FEE
                                 -------------       ----------------
           Class A                   0.25%                0.05%
           Class B                   0.25%                0.75%
           Class C                   0.25%                0.75%
           Class M                   0.25%                0.50%
           Class Q                   0.25%                None

      Fees paid under the Rule 12b-1 Plan may be used to cover the expenses of the Distributor from the sale of Class A, Class B, Class C, Class M or Class Q shares of the Fund, including payments to Authorized Dealers, and for shareholder servicing. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

      OTHER EXPENSES. In addition to the management fee and other fees described previously, the Fund pays other expenses, such as legal, audit, transfer agency and custodian fees, proxy solicitation costs, and the compensation of Directors who are not affiliated with ING Pilgrim Investments, Inc. ("ING Pilgrim Investments"). Most Fund expenses are allocated proportionately among all of the outstanding shares of that Fund. However, the Rule 12b-1 Plan fees for each Class of shares are charged proportionately only to the outstanding shares of that Class.

      PURCHASING SHARES. The Fund reserves the right to liquidate sufficient shares to recover annual Transfer Agent fees should the investor fail to maintain his/her account value at a minimum of $1,000.00 ($250.00 for IRA's). The minimum initial investment in the Fund is $1,000 ($250 for IRAs), and the minimum for additional investment in the Fund is $100. The minimum initial investment for pre-authorized retirement plan is $100 plus monthly investments of at least $100.

      The Fund and the Distributor reserve the right to reject any purchase order. Please note cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. ING Pilgrim Investments reserves the right to waive minimum investment amounts.

      PRICE OF SHARES. When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

      DETERMINATION OF NET ASSET VALUE. The NAV of each Class of the Fund's shares is determined daily as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. New York City time) on each day that it is open for business. The NAV of each Class represents that Class' pro rata share of that Fund's net assets as adjusted for any Class specific expenses (such as fees under a Rule 12b-1 plan), and divided by that Class' outstanding shares. In general, the value of the Fund's assets is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. The NAV per share of each Class of the Fund will fluctuate in response to changes in market conditions and other factors. Portfolio securities for which market quotations are readily available are stated at market value. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. For information on valuing foreign securities, see the Fund's Statement of Additional Information.

       PRE-AUTHORIZED INVESTMENT PLAN. You may establish a pre-authorized investment plan to purchase shares with automatic bank account debiting. For further information on pre-authorized investment plans, contact the Shareholder Servicing Agent at (800) 992-0181.

      RETIREMENT PLANS. The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. Also available are prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company ("SSB") acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. SSB currently receives a $12 custodian fee annually for the maintenance of such accounts.

       EXECUTION OF REQUESTS. Purchase and sale requests are executed at the NAV next determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "Purchase of Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern
Time), the shares will not be credited until the next business day.

       You will receive a confirmation of each new transaction in your account, which also will show you the number of shares of the Fund you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.

       TELEPHONE ORDERS. The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions. Telephone redemptions may be executed on all accounts other than retirement accounts.

EXCHANGE PRIVILEGES AND RESTRICTIONS

      An exchange privilege is available. Exchange requests may be made in writing to the Transfer Agent or by calling the Shareholder Servicing Agent at
(800) 992-0180. There is no specific limit on exchange frequency; however, the Fund is intended for long term investment and not as a trading vehicle. ING Pilgrim Investments reserves the right to prohibit excessive exchanges (more than four per year). ING Pilgrim Investments reserves the right, upon 60 days' prior notice, to restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. The Fund may change or cancel its no charge policies at any time, upon 60 days' written notice to shareholders.

      Shares of any Class of the Fund generally may be exchanged for shares of that same Class of any other open-end Pilgrim Fund or ING Fund without payment of any additional sales charge. In most instances if you exchange and subsequently redeem your shares, any applicable CDSC will be based on the full period of the share ownership. Shareholders exercising the exchange privilege with any other open-end Pilgrim fund or ING fund should carefully review the Prospectus of that Fund. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. You will automatically be assigned the telephone exchange privilege unless you mark the box on the Account Application that signifies you do not wish to have this privilege. The exchange privilege is only available in states where shares of the fund being acquired may be legally sold.

       You will automatically have the ability to request an exchange by calling the Shareholder Service Agent at (800) 992-0180 unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.

       SYSTEMATIC EXCHANGE PRIVILEGE. With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same Class of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

       SMALL ACCOUNTS. Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

       With respect to Class Q shares, if you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to the Fund's performance.

HOW TO REDEEM SHARES

       Shares of the Fund will be redeemed at the NAV (less any applicable CDSC and/or federal income tax withholding) next determined after receipt of a redemption request in good form on any day the New York Stock Exchange is open for business.

       SYSTEMATIC WITHDRAWAL PLAN. You may elect to have monthly, quarterly, semi-annual or annual payments in any fixed amount of $100 or more made to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000. With respect to Class Q Shares, you may elect to have monthly, quarterly, semi-annual or annual payments in any fixed amount of $1,000 or more made to yourself or to anyone else you properly designate, as long as the account has a current value of at least $250,000. For additional information, contact the Shareholder Servicing Agent at (800) 992-0180, or see the Fund's Statement of Additional Information.

      PAYMENTS. Payment to shareholders for shares redeemed or repurchased ordinarily will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund may delay the mailing of a redemption check until the check used to purchase the shares being redeemed has cleared which may take up to 15 days or more. To reduce such delay, all purchases should be made by bank wire or federal funds. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the Securities and Exchange Commission. The Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash harmful to the Fund, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

                             MANAGEMENT OF THE FUND

      INVESTMENT MANAGER. ING Pilgrim Investments has overall responsibility for the management of the Fund. The Fund and ING Pilgrim Investments have entered into an agreement that requires ING Pilgrim Investments to provide or oversee all investment advisory and portfolio management services for the Fund. ING Pilgrim Investments provides the Fund with office space, equipment and personnel necessary to administer the Fund. The agreement with ING Pilgrim Investments can be canceled by the Board of Directors of the Fund upon 60 days written notice. Organized in December 1994, ING Pilgrim Investments is registered as an investment adviser with the Securities and Exchange Commission. As of September 30, 2000, ING Pilgrim Investments managed over $20.7 billion in assets. ING Pilgrim Investments bears its expenses of providing the services described above. Investment management fees are computed and accrued daily and paid monthly.

      PARENT COMPANY AND DISTRIBUTOR. ING Pilgrim Investments and the Distributor are indirect, wholly owned subsidiaries of ING Groep N.V. (NYSE:
ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with almost 100,000 employees.

      SHAREHOLDER SERVICING AGENT. ING Pilgrim Group, Inc. serves as Shareholder Servicing Agent for the Fund. The Shareholder Servicing Agent is responsible for responding to written and telephonic inquiries from shareholders. The Fund pays the Shareholder Servicing Agent a monthly fee on a per-contact basis, based upon incoming and outgoing telephonic and written correspondence.

      PORTFOLIO TRANSACTIONS. ING Pilgrim Investments will place orders to execute securities transactions that are designed to implement the Fund's investment objectives and policies. ING Pilgrim Investments will use its reasonable efforts to place all purchase and sale transactions with brokers, dealers and banks ("brokers") that provide "best execution" of these orders. In placing purchase and sale transactions, ING Pilgrim Investments may consider brokerage and research services provided by a broker to ING Pilgrim Investments or its affiliates, and the Fund may pay a commission for effecting a securities transaction that is in excess of the amount another broker would have charged if ING Pilgrim Investments determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker. In addition, ING Pilgrim Investments may place securities transactions with brokers that provide certain services to the Fund. ING Pilgrim Investments also may consider a broker's sale of Fund shares if ING Pilgrim Investments is satisfied that the Fund would receive best execution of the transaction from that broker.

                        DIVIDENDS, DISTRIBUTIONS & TAXES

      DIVIDENDS AND DISTRIBUTIONS. The Fund generally distributes most or all of its net earnings in the form of dividends. This Fund pays dividends, if any, semi-annually.

      Any dividends and distributions paid by the Fund will be automatically reinvested in additional shares of the respective Class of that Fund, unless you elect to receive distributions in cash. When a dividend or distribution is paid, the NAV per share is reduced by the amount of the payment. You may, upon written request or by completing the appropriate section of the Account Application in the Pilgrim Prospectus, elect to have all dividends and other distributions paid on a Class A, B, C, M or Q account in the Fund invested into a Pilgrim fund or ING fund which offers Class A, B, C, M or Q shares.

      FEDERAL TAXES. The following information is meant as a general summary for U.S. shareholders. Please see the Fund's Statement of Additional Information for additional information. You should rely your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

      The Fund will distribute most of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

      Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

      You will receive an annual statement summarizing your dividend and capital gains distributions.

      If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

      There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

      As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                              FINANCIAL HIGHLIGHTS

                                                                       FINANCIAL
PILGRIM MAGNACAP FUND                                                 HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                Class A
                                            -----------------------------------------------
                                                              Year Ended June 30,
                                              2000      1999      1998      1997      1996
                                              ----      ----      ----      ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period   $     17.69     17.07     15.92     16.69     14.03
 Income from investment operations:
 Net investment income (loss)           $      0.07      0.07      0.04      0.10      0.09
 Net realized and unrealized gains on
 investments                            $     (0.08)     2.37      3.02      4.16      2.87
 Total from investment operations       $     (0.01)     2.44      3.06      4.26      2.96
 Less distributions from:
 Net investment income                  $      0.05      0.04      0.06      0.12      0.06
 Net realized gains on investments      $      1.79      1.78      1.85      4.91      0.24
 Net asset value, end of period         $     15.84     17.69     17.07     15.92     16.69
 Total Return(2):                       %     (0.36)    15.93     20.53     30.82     21.31

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $   303,864   368,508   348,759   290,355   235,393
 Ratios to average net assets:
 Expenses(3)                            %      1.29      1.35      1.37      1.46      1.68
 Net investment income (loss)(3)        %      0.41      0.41      0.29      0.64      0.54
 Portfolio turnover rate                %        26        48        53        77        15


                                                                Class B
                                        ------------------------------------------------------
                                                                                     July 17,
                                                                                    1995(1) to
                                                    Year Ended June 30,              June 30,
                                              2000      1999      1998      1997      1996
                                              ----      ----      ----      ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period   $     17.36     16.86     15.81     16.59     14.22
 Income from investment operations:
 Net investment income (loss)           $     (0.05)    (0.04)    (0.04)       --      0.06
 Net realized and unrealized gains on
 investments                            $     (0.08)     2.32      2.97      4.13      2.61
 Total from investment operations       $     (0.13)     2.28      2.93      4.13      2.67
 Less distributions from:
 Net investment income                  $        --        --      0.03       --       0.06
 Net realized gains on investments      $      1.79      1.78      1.85      4.91      0.24
 Net asset value, end of period         $     15.44     17.36     16.86     15.81     16.59
 Total Return(2):                       %     (1.11)    15.12     19.76     29.92     18.98

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $    87,167   116,227    77,787    37,427    10,509
 Ratios to average net assets:
 Expenses(3)                            %      1.99      2.05      2.07      2.16      2.38
 Net investment income (loss)(3)        %     (0.29)    (0.29)    (0.41)    (0.04)     0.07
 Portfolio turnover rate                %        26        48        53        77        15

                                                    Class C                            Class M
                                             --------------------    ---------------------------------------------
                                              Year       June 1,                                         July 17,
                                              ended    1999(1) to                                       1995(1) to
                                             June 30,   June 30,               Year ended June 30,       June 30,
                                              2000        1999        2000      1999     1998     1997     1996
                                              ----        ----        ----      ----     ----     ----     ----
Per Share Operating Performance:
 Net asset value, beginning of period   $     17.37       16.69       17.51     16.95    15.87    16.63    14.22
 Income from investment operations:
 Net investment income (loss)           $     (0.10)         --       (0.01)    (0.01)      --     0.02     0.08
 Net realized and unrealized gains on
 investments                            $     (0.04)       0.68       (0.06)     2.35     2.98     4.16     2.63
 Total from investment operations       $     (0.14)       0.68       (0.07)     2.34     2.98     4.18     2.71
 Less distributions from:
 Net investment income                  $        --          --        0.01        --     0.05     0.03     0.06
 Net realized gains on investments      $      1.79          --        1.79      1.78     1.85     4.91     0.24
 Net asset value, end of period         $     15.44       17.37       15.64     17.51    16.95    15.87    16.63
 Total Return(2):                       %     (1.17)       4.07       (0.71)    15.41    20.00    30.26    19.26

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $     3,660         601      13,050    16,351   14,675    6,748    1,961
 Ratios to average net assets:
 Expenses(3)                            %      1.99        1.12        1.74      1.80     1.82     1.91     2.13
 Net investment income (loss)(3)        %     (0.29)       0.42       (0.04)    (0.04)   (0.16)    0.22     0.32
 Portfolio turnover rate                %        26          48          26        48       53       77       15

                                                                    Class Q
                                                                ----------------
                                                                Nov. 22, 1999(1)
                                                                      to
                                                                 June 30, 2000
                                                                 -------------
Per Share Operating Performance:
 Net asset value, beginning of period                     $         16.26
 Income from investment operations:
 Net investment income (loss)                             $          0.05
 Net realized and unrealized gains on investments         $         (0.47)
 Total from investment operations                         $         (0.42)
 Less distributions from:
 Net investment income                                    $            --
 Net realized gains on investments                        $            --
 Net asset value, end of period                           $         15.84
 Total Return(2):                                         %         (2.58)
Ratios/Supplemental Data:
 Net assets, end of period (000's)                        $         9,928
 Ratios to average net assets:
 Expenses(3)                                              %          1.24
 Net investment income (loss)(3)                          %          0.46
 Portfolio turnover                                       %            26

----------
(1)  Commencement of offering shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.

                                   APPENDIX D

The following is a list of the ING Funds, which are managed by an affiliate of ING Pilgrim Investments, and the Pilgrim Funds and the classes of shares of each fund that are expected to be offered at or shortly after the Reorganization:

   FUND                                                   CLASSES OFFERED
   ----                                                   ---------------
ING FUNDS
U.S. EQUITY
Internet Fund                                               A, B and C
Tax Efficient Equity Fund                                   A, B and C

GLOBAL/INTERNATIONAL EQUITY
European Equity Fund                                        A, B and C
Global Communications Fund                                  A, B and C
Global Information Technology Fund                          A, B and C

FIXED INCOME
High Yield Bond Fund                                        A, B and C
Intermediate Bond Fund                                      A, B and C
Money Market Fund                                           A, B, C and I
National Tax-Exempt Bond Fund                               A, B and C

PILGRIM FUNDS
U.S. EQUITY
Balanced Fund                                               A, B, C, Q and T
Bank and Thrift Fund                                        A and B
Convertible Fund                                            A, B, C and Q
Corporate Leaders Trust Fund                                A
Growth and Income Fund                                      A, B, C and Q
Growth + Value Fund                                         A, B, C and Q
Growth Opportunities Fund                                   A, B, C, Q, I and T
LargeCap Growth Fund                                        A, B, C and Q
MagnaCap Fund                                               A, B, C, Q and M
MidCap Growth Fund                                          A, B, C and Q
MidCap Opportunities Fund                                   A, B, C, Q and I
Research Enhanced Index Fund                                A, B, C, Q and I
SmallCap Growth Fund                                        A, B, C, Q
SmallCap Opportunities Fund                                 A, B, C, Q, I and T

GLOBAL/INTERNATIONAL EQUITY
Asia-Pacific Equity Fund                                    A, B and M
Emerging Countries Fund                                     A, B, C and Q
Gold Fund (to be renamed Precious Metals Fund)              A
International Fund                                          A, B, C and Q
International Core Growth Fund                              A, B, C and Q
International SmallCap Growth Fund                          A, B, C and Q
International Value Fund                                    A, B, C and Q
Troika Dialog Russia Fund                                   A
Worldwide Growth Fund                                       A, B, C and Q

FIXED INCOME
GNMA Income Fund                                            A, B, C, Q, M and T
High Yield Fund                                             A, B, C, Q and M
High Yield Fund II                                          A, B, C, Q and T
Lexington Money Market Trust                                A
Pilgrim Money Market Fund                                   A, B and C
Strategic Income Fund                                       A, B, C and Q

                                   APPENDIX E

       As of November 1, 2000, the following persons owned beneficially or of record 5% or more of the outstanding shares of the specified Class of MidCap Value Fund:

                                          % OF CLASS         % OF FUND         % OF FUND
                                            BEFORE             BEFORE            AFTER
NAME AND ADDRESS             CLASS       REORGANIZATION    REORGANIZATION    REORGANIZATION
----------------             -----       --------------    --------------    --------------
PaineWebber FBO             Class C          19.68%            0.83%
Steven and Cindy         Record Holder
Friedman JTWROS
27655 Middlebelt
Farmington Hills, MI
48334

      As of November 1, 2000, no persons owned beneficially or of record 5% or more of the outstanding shares of any Class of LargeCap Leaders Fund or MagnaCap Fund.

                                     PART B

                         PILGRIM INVESTMENT FUNDS, INC.

       -------------------------------------------------------------------

                       Statement of Additional Information
                              ______________, 2000

       -------------------------------------------------------------------

Acquisition of the Assets and Liabilities of         By and in Exchange for Shares of
                                                     Pilgrim MagnaCap Fund
Pilgrim MidCap Value Fund                            (a series of Pilgrim Investment Funds, Inc.)
(a series of Pilgrim Advisory Funds, Inc.)           7337 East Doubletree Ranch Road
7337 East Doubletree Ranch Road                      Scottsdale, Arizona  85258
Scottsdale, Arizona  85258

AND

Pilgrim LargeCap Leaders Fund
(a series of Pilgrim Advisory Funds, Inc.)
7337 East Doubletree Ranch Road
Scottsdale, Arizona  85258

This Statement of Additional Information is available to the Shareholders of both Pilgrim MidCap Value Fund and Pilgrim LargeCap Leaders Fund in connection with a proposed transaction whereby all of the assets and liabilities of MidCap Value Fund and LargeCap Leaders Fund, each a series of Pilgrim Advisory Funds, Inc. will be transferred to Pilgrim MagnaCap Fund, a series of Pilgrim Investment Funds, Inc., in exchange for shares of Pilgrim MagnaCap Fund.

This Statement of Additional Information of the Pilgrim Investment Funds, Inc. consists of this cover page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for Pilgrim MagnaCap Fund, Pilgrim MidCap Value Fund and Pilgrim LargeCap Leaders Fund dated November 1, 2000, as filed on November 1, 2000.

2. The Financial Statements of Pilgrim MagnaCap Fund are included in the Annual Report of Pilgrim Investment Funds, Inc. dated June 30, 2000, as filed on September 7, 2000.

3. The Financial Statements of Pilgrim MidCap Value Fund are included in the Annual Report of Pilgrim Advisory Funds, Inc. dated June 30, 2000, as filed on September 9, 2000.

4. The Financial Statements of Pilgrim LargeCap Leaders Fund are included in the Annual Report of Pilgrim Advisory Funds, Inc. dated June 30, 2000, as filed on September 7, 2000.

This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated _______________, 2000 relating to the Reorganizations of Pilgrim MidCap Value Fund and Pilgrim LargeCap Leaders Fund may be obtained, without charge, by writing to Pilgrim at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or calling (800) 992-0180. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

PRO FORMA FINANCIAL STATEMENTS

     Shown below are financial statements for each Fund and PRO FORMA financial statements for the combined Fund, assuming the reorganization is consummated, as of June 30, 2000. The first table presents Statements of Assets and Liabilities (unaudited) for each Fund and PRO FORMA figures for the combined Fund. The second table presents Statements of Operations (unaudited) for each Fund and PRO FORMA figures for the combined Fund. The third table presents Portfolios of Investments for each Fund (unaudited) and PRO FORMA figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements (unaudited).

STATEMENTS OF ASSETS AND LIABILITIES As of June 30, 2000 (UNAUDITED)

                                           MagnaCap       LargeCap        MidCap        Pro Forma      Pro Forma
                                             Fund          Leaders         Value       Adjustments      Combined
                                         ------------    -----------    -----------    -----------    ------------
ASSETS:
Investments in securities at
 market value*                           $406,990,017    $36,730,816    $29,388,822                   $473,109,655
Short-term investments at
 amortized cost                            13,465,911      2,114,000      3,232,000                     18,811,911
Cash                                           18,204        134,890         10,210                        163,304
Receivables:
  Fund shares sold                            110,400         99,464          6,457                        216,321
  Dividends and interest                      526,663         30,282         18,894                        575,839
  Investment securities sold                       --        164,029         82,197                        246,226
  Other                                        33,356         20,203             --                         53,559
Prepaid expenses                               28,948         26,860         20,496                         76,304
                                         ------------    -----------    -----------                   ------------
    Total Assets                          421,173,499     39,320,544     32,759,076                    493,253,119
                                         ------------    -----------    -----------                   ------------
LIABILITIES:
Payable for investment securities
 purchased                                  2,212,865      1,335,301      1,173,228                      4,721,394
Payable for fund shares redeemed              555,164         89,266         83,628                        728,058
Payable to affiliate                          417,173         45,432         46,432                        509,037
Other accrued expenses and liabilities        320,313         42,559         40,318                        403,190
    Total Liabilities                       3,505,515      1,512,558      1,343,606                      6,361,679
                                         ------------    -----------    -----------                   ------------
NET ASSETS                               $417,667,984    $37,807,986    $31,415,470                   $486,891,440
                                         ============    ===========    ===========                   ============
NET ASSETS CONSIST OF:
  Paid-in capital                        $286,457,020    $31,399,144    $28,853,491                   $346,709,655
  Undistributed net investment income         872,876             --             --                        872,876
  Accumulated net realized gain on
   investments                             29,968,024      1,746,427      1,920,781                     33,635,232
  Net unrealized appreciation
   (depreciation) of investments          100,370,064      4,662,415        641,198                    105,673,677
                                         ------------    -----------    -----------                   ------------
  Net Assets                             $417,667,984    $37,807,986    $31,415,470                   $486,891,440
                                         ============    ===========    ===========                   ============
Class A:
  Net Assets                             $303,863,754    $10,023,911    $ 8,874,538                   $322,762,203
  Shares outstanding                       19,184,981        631,068        620,787    (60,434)(A)      20,376,402
  Net asset value and redemption price
   per share                             $      15.84    $     15.88    $     14.30                   $      15.84
  Maximum offering price per share       $      16.81    $     16.85    $     15.17                   $      16.81
Class B:
  Net Assets                             $ 87,166,507    $21,543,981    $15,840,407                   $124,550,895
  Shares outstanding                        5,645,177      1,407,914      1,149,578   (135,901)(A)       8,066,768
  Net asset value and redemption price
   per share                             $      15.44    $     15.30    $     13.78                   $      15.44
  Maximum offering price per share       $      15.44    $     15.30    $     13.78                   $      15.44
Class C
  Net Assets                             $  3,660,453    $ 1,363,558    $ 2,687,960                   $  7,711,971
  Shares outstanding                          237,011         89,006        195,028    (21,565)(A)        499,480
  Net asset value and redemption price
   per share                             $      15.44    $     15.32    $     13.78                   $      15.44
  Maximum offering price per share       $      15.44    $     15.32    $     13.78                   $      15.44
Class M:
  Net Assets                             $ 13,049,521    $ 4,677,457    $ 3,873,298                   $ 21,600,276
  Shares outstanding                          834,479        301,320        278,473    (33,180)(A)       1,381,092
  Net asset value and redemption price
   per share                             $      15.64    $     15.52    $     13.91                   $      15.64
  Maximum offering price per share       $      16.21    $     16.09    $     14.41                   $      16.21
Class Q:
  Net Assets                             $  9,927,749    $   199,079    $   139,267                   $ 10,266,095
  Shares outstanding                          626,744         12,534          9,749       (915)(A)         648,112
  Net asset value and redemption price
   per share                             $      15.84    $     15.88    $     14.29                   $      15.84
  Maximum offering price per share       $      15.84    $     15.88    $     14.29                   $      15.84

*Cost of Securities                      $306,619,953    $32,068,401    $28,747,624                   $367,435,978

(A) Reflects new shares issued, net of retired shares of the Fund. (Calculation: Net Assets / NAV per share)

STATEMENTS OF OPERATIONS  (UNAUDITED)

                                           MagnaCap       LargeCap       MidCap        Pro Forma         Pro Forma
                                            Fund          Leaders        Value        Adjustments        Combined
                                          ----------     ----------    ----------     -----------       ----------
                                          Year Ended     Year Ended    Year Ended      Year Ended       Year Ended
                                           June 30,       June 30,      June 30,        June 30,         June 30,
                                             2000           2000          2000            2000             2000
                                         ------------    -----------   -----------    ------------     ------------
INVESTMENT INCOME:
Dividends, net of foreign taxes          $  6,411,880    $   447,922   $   410,689                     $  7,270,491
  Interest                                  1,359,240        110,892        89,322                        1,559,454
                                         ------------    -----------   -----------                     ------------
      Total investment income               7,771,120        558,814       500,011                        8,829,945
                                         ------------    -----------   -----------                     ------------
EXPENSES:
  Investment management fees                3,251,123        382,174       396,010       (319,486)(A)     3,709,821
  Distribution expenses
    Class A                                   994,817         22,870        29,081          9,480(A)      1,056,248
    Class B                                 1,030,869        230,542       210,118                        1,471,529
    Class C                                    26,458          7,964         4,057                           38,479
    Class M                                   108,690         38,910        48,713                          196,313
    Class Q                                    14,864             79           137                           15,080
  Transfer agent and registrar fees           721,472         95,282       117,873                          934,627
  Shareholder Reporting                       146,421         15,238        16,015                          177,674
  Registration and filing fees                100,509         55,876        51,863       (107,739)(B)       100,509
  Recordkeeping and pricing fees               82,218          6,352         8,653                           97,223
  Professional fees                            60,170          5,810         6,239        (12,049)(B)        60,170
  Custodian fees                               52,887          6,805         7,779                           67,471
  Shareholder servicing fees                   31,735          4,056         5,230                           41,021
  Directors' fees                              29,515          3,311         3,607         (6,918)(B)        29,515
  Insurance                                    21,139          1,899         2,452         (4,351)(B)        21,139
  Miscellaneous                                13,160          1,097         2,341                           16,598
  Interest and credit facility fee              6,126            483           645         (1,128)(B)         6,126
  Organization expense                             --         27,603        27,602        (55,205)(B)            --
                                         ------------    -----------   -----------   ------------      ------------
      Total expenses                        6,692,173        906,351       938,415       (497,396)        8,039,543
                                         ------------    -----------   -----------   ------------      ------------
  Less:
   Waived and reimbursed fees                      --         31,375        48,900        (80,275)(C)            --
   Earnings credits                               740            548         1,712                            3,000
                                         ------------    -----------   -----------   ------------      ------------
   Net expenses                             6,691,433        874,428       887,803       (417,121)        8,036,543
                                         ------------    -----------   -----------   ------------      ------------
   Net investment income (loss)             1,079,687       (315,614)     (387,792)       417,121           793,402
                                         ------------    -----------   -----------   ------------      ------------
NET REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS:
   Net realized gain from:
     Investments                           29,968,024      2,990,062     2,719,300                       35,677,386
   Net change in unrealized
    appreciation (depreciation) of:
     Investments                          (35,597,984)    (1,997,225)   (9,096,135)                     (46,691,344)
                                         ------------    -----------   -----------                     ------------
   Net loss from investments               (5,629,960)       992,837    (6,376,835)                     (11,013,958)
                                          ------------    -----------   -----------                     ------------
      NET INCREASE (DECREASE) IN NET
       ASSETS RESULTING FROM OPERATIONS  $ (4,550,273)   $   677,223   $(6,764,627)  $    417,121      $(10,220,556)
                                         ============    ===========   ===========   ============      ============

(A) Reflects adjustment in expenses due to effects of management contract and 12b-1 plan rates.
(B)  Reflects adjustment in expenses due to elimination of duplicative services.
(C) Reflects change in the amounts that would be waived or reimbursed by Pilgrim Investments, Inc. because Surviving Fund has no expense limit.

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000
--------------------------------------------------------------------------------

                LargeCap     MidCap
  Magnacap      Leaders      Value       Pro Forma
   Shares        Shares      Shares        Shares
   ------        ------      ------        ------
                                                           COMMON STOCK:  97.17%

                                                           AUTO MANUFACTURERS:  0.10%
                 10,600                    10,600          Ford Motor Co.

                                                           AUTO PARTS & EQUIPMENT: 0.01%
                  1,388                     1,388     @    Visteon Corp.

                                                           BANKS:  5.35%
    50,000                                 50,000          Bank of America Corp.
    35,000                                 35,000          Bank of New York Co., Inc.
    90,000       12,950                   102,950          Chase Manhattan Corp.
    99,200                                 99,200          Comerica, Inc.
                             13,650        13,650          Commerce Bancshares, Inc.
    40,000                                 40,000          Fifth Third Bancorp
   100,000                                100,000          Fleet Boston Financial Corp.
                             32,000        32,000          North Fork Bancorp
   125,000                   11,900       136,900          UnionBanCal Corp.
    95,000                                 95,000          Wells Fargo & Co.

                                                           BEVERAGES:  3.77%
   100,000        7,300                   107,300          Anheuser-Busch Companies, Inc.
                 10,300                    10,300          Coca-Cola Co.
                             10,000        10,000          Coors (Adolph)
   190,000       15,100                   205,100          PepsiCo, Inc.

                                                           CHEMICALS:  2.20%
    70,030        9,994                    80,024          Du Pont (E.I.) de Nemours & Co.
   165,100                                165,100          Praxair, Inc.
                             13,000        13,000          Rohm & Haas Co.
                             18,700        18,700          Sigma-Aldrich Corp.

                                                           COMMERCIAL SERVICES:  1.47%
                             15,500        15,500     @    Convergys Corp.
   205,000                   20,000       225,000          Equifax, Inc.
                             14,000        14,000          H & R Block, Inc.

                                                           COMPUTERS:  7.12%
   100,000        8,900                   108,900     @    Cisco Systems, Inc.
   180,000       22,400                   202,400          Compaq Computer Corp.
    97,000                                 97,000     @    Computer Sciences Corp.
                 12,100                    12,100     @    Dell Computer Corp.
    49,500        4,000                    53,500          Hewlett-Packard Co.
                  4,800                     4,800          International Business Machines
    76,000        6,500                    82,500     @    Sun Microsystems, Inc.

                                                           COSMETICS/PERSONAL CARE:  0.13%
                 10,500                    10,500          Colgate-Palmolive Co.

                                                           DISTRIBUTION/WHOLESALE:  0.19%
                              9,600         9,600          Fastenal Co.
                             15,000        15,000          Grainger (W.W.), Inc.

                                                           DIVERSIFIED FINANCIAL SERVICES: 4.47%
   150,000                                150,000          Alliance Capital Management Holdings
                 11,700                    11,700          American Express Co.
    97,500        8,150                   105,650          Citigroup, Inc.
    60,000        9,000                    69,000          Fannie Mae
    70,000       10,900                    80,900          Freddie Mac
                  7,000                     7,000          Merrill Lynch & Co., Inc.

                                                           ELECTRIC:  2.44%
                             22,000        22,000          Cinergy
   120,000       10,500                   130,500          Duke Energy Co.
   150,000       20,900                   170,900          Southern Co.

                                                           ELECTRICAL COMPONENTS & EQUIPMENT: 0.15%
                             17,700        17,700     @    American Power Conversion

                                                           ELECTRONICS:  2.93%
    18,879        1,526                    20,405     @    Agilent Technologies, Inc.
                              9,000         9,000          Johnson Controls, Inc.
                             10,800        10,800          Lernout & Hauspie Speech Products
   105,000                   14,000       119,000          Parker Hannifin Corp.
   170,000       14,800                   184,800     @    Solectron Corp.

                                                           ENVIRONMENTAL CONTROL:  0.16%
                             48,700        48,700     @    Republic Services, Inc.

                                                           FOOD:  2.02%
   100,000                                100,000          Heinz (H.J.) Co
                 14,300                    14,300          Safeway, Inc.
   250,000                                250,000     @    Sara Lee Corp.

                                                           FOREST PRODUCTS & PAPER:  0.26%
                 15,100                    15,100          Int'l Paper Co.
                             15,900        15,900          Mead Corp.
                             16,000        16,000          Willamette Industries

                                                           HAND/MACHINE TOOLS:  0.10%
                             19,200        19,200          Snap-On, Inc.

                                                           HEALTHCARE-PRODUCTS:  4.73%
                              9,000         9,000          Bausch & Lomb, Inc.
   137,000                                137,000          Baxter Int'l, Inc.
    27,400                                 27,400     @    Edwards Lifesciences Corp.
   105,000        6,300                   111,300          Johnson & Johnson
                             20,000        20,000          Mallinckrodt, Inc.

                                                                   Largecap          Midcap
                                                   Magnacap        Leaders           Value          Pro Forma
                                                 Market Value    Market Value     Market Value     Market Value
                                                -------------    ------------     ------------    -------------
     COMMON STOCK:  97.17%

     AUTO MANUFACTURERS:  0.10%
     Ford Motor Co.                                                 $ 455,800                         $ 455,800
                                                -------------    ------------     ------------    -------------

     AUTO PARTS & EQUIPMENT: 0.01%
@    Visteon Corp.                                                     16,828                            16,828
                                                -------------    ------------     ------------    -------------
     BANKS:  5.35%
     Bank of America Corp.                      $   2,150,000                                         2,150,000
     Bank of New York Co., Inc.                     1,627,500                                         1,627,500
     Chase Manhattan Corp.                          4,145,625         596,509                         4,742,134
     Comerica, Inc.                                 4,451,600                                         4,451,600
     Commerce Bancshares, Inc.                                                       $ 406,087          406,087
     Fifth Third Bancorp                            2,530,000                                         2,530,000
     Fleet Boston Financial Corp.                   3,400,000                                         3,400,000
     North Fork Bancorp                                                                484,000          484,000
     UnionBanCal Corp.                              2,320,312                          220,894        2,541,206
     Wells Fargo & Co.                              3,681,250                                         3,681,250
                                                -------------    ------------     ------------    -------------
                                                   24,306,287         596,509        1,110,981       26,013,777
                                                -------------    ------------     ------------    -------------
     BEVERAGES:  3.77%
     Anheuser-Busch Companies, Inc.                 7,468,750         545,219                         8,013,969
     Coca-Cola Co.                                                    591,606                           591,606
     Coors (Adolph)                                                                    605,000          605,000
     PepsiCo, Inc.                                  8,443,125         671,006                         9,114,131
                                                -------------    ------------     ------------    -------------
                                                   15,911,875       1,807,831          605,000       18,324,706
                                                -------------    ------------     ------------    -------------
     CHEMICALS:  2.20%
     Du Pont (E.I.) de Nemours & Co.                3,063,813         437,238                         3,501,051
     Praxair, Inc.                                  6,180,931                                         6,180,931
     Rohm & Haas Co.                                                                   448,500          448,500
     Sigma-Aldrich Corp.                                                               546,975          546,975
                                                -------------    ------------     ------------    -------------
                                                    9,244,744         437,238          995,475       10,677,457
                                                -------------    ------------     ------------    -------------
     COMMERCIAL SERVICES:  1.47%
@    Convergys Corp.                                                                   804,062          804,062
     Equifax, Inc.                                  5,381,250                          525,000        5,906,250
     H & R Block, Inc.                                                                 453,250          453,250
                                                -------------    ------------     ------------    -------------
                                                    5,381,250               -        1,782,312        7,163,562
                                                -------------    ------------     ------------    -------------
     COMPUTERS:  7.12%
@    Cisco Systems, Inc.                            6,356,250         565,706                         6,921,956
     Compaq Computer Corp.                          4,601,250         572,600                         5,173,850
@    Computer Sciences Corp.                        7,244,688                                         7,244,688
@    Dell Computer Corp.                                              596,681                           596,681
     Hewlett-Packard Co.                            6,181,312         499,500                         6,680,812
     International Business Machines                                  525,900                           525,900
@    Sun Microsystems, Inc.                         6,911,250         591,094                         7,502,344
                                                -------------    ------------     ------------    -------------
                                                   31,294,750       3,351,481                        34,646,231
                                                -------------    ------------     ------------    -------------
     COSMETICS/PERSONAL CARE:  0.13%
     Colgate-Palmolive Co.                                            628,688                           628,688
                                                -------------    ------------     ------------    -------------
     DISTRIBUTION/WHOLESALE:  0.19%
     Fastenal Co.                                                                      486,000          486,000
     Grainger (W.W.), Inc.                                                             462,187          462,187
                                                -------------    ------------     ------------    -------------
                                                                                       948,187          948,187
                                                -------------    ------------     ------------    -------------
     DIVERSIFIED FINANCIAL SERVICES: 4.47%
     Alliance Capital Management Holdings           7,115,625                                         7,115,625
     American Express Co.                                             609,863                           609,863
     Citigroup, Inc.                                5,874,375         491,038                         6,365,413
     Fannie Mae                                     3,131,250         469,688                         3,600,938
     Freddie Mac                                    2,835,000         441,450                         3,276,450
     Merrill Lynch & Co., Inc.                                        804,425                           804,425
                                                -------------    ------------     ------------    -------------
                                                   18,956,250       2,816,464                        21,772,714
                                                -------------    ------------     ------------    -------------
     ELECTRIC:  2.44%
     Cinergy                                                                           559,625          559,625
     Duke Energy Co.                                6,765,000         591,938                         7,356,938
     Southern Co.                                   3,496,875         487,231                         3,984,106
                                                -------------    ------------     ------------    -------------
                                                   10,261,875       1,079,169          559,625       11,900,669
                                                -------------    ------------     ------------    -------------
     ELECTRICAL COMPONENTS & EQUIPMENT: 0.15%
@    American Power Conversion                                                         722,381          722,381
                                                -------------    ------------     ------------    -------------
     ELECTRONICS:  2.93%
@    Agilent Technologies, Inc.                     1,392,326         112,493                         1,504,819
     Johnson Controls, Inc.                                                            461,813          461,813
     Lernout & Hauspie Speech Products                                                 475,875          475,875
     Parker Hannifin Corp.                          3,596,250                          479,500        4,075,750
@    Solectron Corp.                                7,118,750         619,750                         7,738,500
                                                -------------    ------------     ------------    -------------
                                                   12,107,326         732,243        1,417,188       14,256,757
                                                -------------    ------------     ------------    -------------
     ENVIRONMENTAL CONTROL:  0.16%
@    Republic Services, Inc.                                                           779,200          779,200
                                                -------------    ------------     ------------    -------------
     FOOD:  2.02%
     Heinz (H.J.) Co                                4,375,000                                         4,375,000
     Safeway, Inc.                                                    645,288                           645,288
@    Sara Lee Corp.                                 4,828,125                                         4,828,125
                                                -------------    ------------     ------------    -------------
                                                    9,203,125         645,288                         9,848,413
                                                -------------    ------------     ------------    -------------
     FOREST PRODUCTS & PAPER:  0.26%
     Int'l Paper Co.                                                  450,169                           450,169
     Mead Corp.                                                                        401,475          401,475
     Willamette Industries                                                             436,000          436,000
                                                -------------    ------------     ------------    -------------
                                                                      450,169          837,475        1,287,644
                                                -------------    ------------     ------------    -------------
     HAND/MACHINE TOOLS:  0.10%
     Snap-On, Inc.                                                                     511,200          511,200
                                                -------------    ------------     ------------    -------------
     HEALTHCARE-PRODUCTS:  4.73%
     Bausch & Lomb, Inc.                                                               696,375          696,375
     Baxter Int'l, Inc.                             9,632,812                                         9,632,812
@    Edwards Lifesciences Corp.                       506,900                                           506,900
     Johnson & Johnson                             10,696,875         641,813                        11,338,688
     Mallinckrodt, Inc.                                                                868,750          868,750
                                                -------------    ------------     ------------    -------------
                                                   20,836,587         641,813        1,565,125       23,043,525
                                                -------------    ------------     ------------    -------------

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000
--------------------------------------------------------------------------------

                LargeCap     MidCap
  MagnaCap      Leaders      Value       Pro Forma
   Shares        Shares      Shares        Shares
   ------        ------      ------        ------
                                                           HEALTHCARE-SERVICES:  0.12%
                              8,100         8,100     @    Wellpoint Health Network

                                                           HOME FURNISHINGS:  0.19%
                             13,000        13,000          Maytag Corp.
                  4,900                     4,900     @@   Sony Corp. ADR

                                                           HOUSEHOLD PRODUCTS/WARES:  1.52%
    98,500                                 98,500          Avery-Dennison Corp.
                             29,000        29,000          Dial Corp.
                             21,000        21,000          Fortune Brands, Inc.

                                                           INSURANCE:  6.36%
   250,000                                250,000          Aflac, Inc.
    65,000                                 65,000          American General Corp.
    69,687        5,025                    74,712          American Int'l Group
                 16,800                    16,800          AXA Financial, Inc.
    48,800        5,600                    54,400          Marsh & McLennan Cos.
                             15,000        15,000          Nationwide Financial Services, Inc.

                                                           INTERNET:  0.10%
                  8,900                     8,900     @    America Online, Inc.

                                                           LEISURE TIME:  0.79%
   155,000       23,200                   178,200          Carnival Corp.
                             20,000        20,000          Royal Caribbean Cruises, Ltd.

                                                           LODGING:  0.13%
                             19,600        19,600          Starwood Hotels & Resorts Worldwide

                                                           MACHINERY-DIVERSIFIED:  1.10%
                 13,500                    13,500          Deere & Co.
   120,000                                120,000          Dover Corp.

                                                           MEDIA:  2.49%
                 12,100                    12,100     @    Comcast Corp.
                  7,700                     7,700          Gannett Co., Inc.
                             13,000        13,000          Hispanic Broadcasting System
    70,000                   12,000        82,000          New York Times Co.
                  6,800                     6,800          Time Warner, Inc.
   180,000                                180,000          Walt Disney Co.

                                                           MINING:  0.51%
    70,000       15,600                    85,600          Alcoa, Inc.

                                                           MISCELLANEOUS MANUFACTURING:  5.19%
                             19,000        19,000          Applied Power, Inc.- Class A
                             23,000        23,000          Donaldson Co.,  Inc.
   184,200       12,300                   196,500          General Electric Co.
   153,750                                153,750          Honeywell Int'l, Inc.
   167,500       13,700                   181,200     @@   Tyco Int'l, Ltd.

                                                           OIL & GAS PRODUCERS:  5.24%
                              7,500         7,500          Amerada Hess Corp.
                 11,000                    11,000          Anadarko Petroleum Corp.
                              7,500         7,500          Apache Corp.
                 13,000                    13,000          Burlington Resources, Inc.
    94,000        6,900                   100,900          Chevron Corp.
   191,413                                191,413          Conoco, Inc.
                              8,500         8,500          Devon Energy Corp.
                  6,600                     6,600          Exxon Mobile Corp.
                             13,500        13,500          Helmerich & Payne, Inc.
                  8,500                     8,500     @@   Royal Dutch Petroleum co. ADR
                             13,500        13,500          Santa Fe Int'l Corp.
   101,933                                101,933     @@   Total Fina Elf SA ADR

                                                           OIL & GAS SERVICES:  2.39%
    69,700                                 69,700          Halliburton Co.
   104,000        8,000                   112,000          Schlumberger Ltd.

                                                           PHARMACEUTICALS:  4.12%
   132,000       14,900                   146,900          Abbott Laboratories
    72,600        8,100                    80,700          Merck & Co., Inc.
                 13,600                    13,600     @@   Novartis AG ADR
                             69,300        69,300          Omnicare, Inc.
                 13,000                    13,000          Pfizer, Inc.
   110,000                                110,000          Schering-Plough Corp.

                                                           PIPELINES:  0.21%
                              8,900         8,900          El Paso Energy Corp.
                  8,900                     8,900          Enron Corp.

                                                                Largecap          Midcap
                                                Magnacap         Leaders          Value          Pro Forma
                                              Market Value    Market Value     Market Value     Market Value
                                             -------------    ------------     ------------    -------------
     HEALTHCARE-SERVICES:  0.12%
@    Wellpoint Health Network                                                       586,744          586,744
                                             -------------    ------------     ------------    -------------
     HOME FURNISHINGS:  0.19%
     Maytag Corp.                                                                   479,375          479,375
@@   Sony Corp. ADR                                                462,131                           462,131
                                             -------------    ------------     ------------    -------------
                                                                   462,131          479,375          941,506
                                             -------------    ------------     ------------    -------------
     HOUSEHOLD PRODUCTS/WARES:  1.52%
     Avery-Dennison Corp.                        6,611,813                                         6,611,813
     Dial Corp.                                                                     300,875          300,875
     Fortune Brands, Inc.                                                           484,312          484,312
                                             -------------    ------------     ------------    -------------
                                                 6,611,813              --          785,187        7,397,000
                                             -------------    ------------     ------------    -------------
     INSURANCE:  6.36%
     Aflac, Inc.                                11,484,375                                        11,484,375
     American General Corp.                      3,965,000                                         3,965,000
     American Int'l Group                        8,188,223         590,437                         8,778,660
     AXA Financial, Inc.                                           571,200                           571,200
     Marsh & McLennan Cos.                       5,096,550         584,850                         5,681,400
     Nationwide Financial Services, Inc.                                            493,125          493,125
                                             -------------    ------------     ------------    -------------
                                                28,734,148       1,746,487          493,125       30,973,760
                                             -------------    ------------     ------------    -------------
     INTERNET:  0.10%
@    America Online, Inc.                                          469,475                           469,475
                                             -------------    ------------     ------------    -------------
     LEISURE TIME:  0.79%
     Carnival Corp.                              3,022,500         452,400                         3,474,900
     Royal Caribbean Cruises, Ltd.                                                  370,000          370,000
                                             -------------    ------------     ------------    -------------
                                                 3,022,500         452,400          370,000        3,844,900
                                             -------------    ------------     ------------    -------------
     LODGING:  0.13%
     Starwood Hotels & Resorts Worldwide                                            638,225          638,225
                                             -------------    ------------     ------------    -------------
     MACHINERY-DIVERSIFIED:  1.10%
     Deere & Co.                                                   499,500                           499,500
     Dover Corp.                                 4,867,500                                         4,867,500
                                             -------------    ------------     ------------    -------------
                                                 4,867,500         499,500                         5,367,000
                                             -------------    ------------     ------------    -------------
     MEDIA:  2.49%
@    Comcast Corp.                                                 490,050                           490,050
     Gannett Co., Inc.                                             460,556                           460,556
     Hispanic Broadcasting System                                                   430,625          430,625
     New York Times Co.                          2,765,000                          474,000        3,239,000
     Time Warner, Inc.                                             516,800                           516,800
     Walt Disney Co.                             6,986,250                                         6,986,250
                                             -------------    ------------     ------------    -------------
                                                 9,751,250       1,467,406          904,625       12,123,281
                                             -------------    ------------     ------------    -------------
     MINING:  0.51%
     Alcoa, Inc.                                 2,030,000         452,400                         2,482,400
                                             -------------    ------------     ------------    -------------
     MISCELLANEOUS MANUFACTURING:  5.19%
     Applied Power, Inc.- Class A                                                   636,500          636,500
     Donaldson Co.,  Inc.                                                           454,250          454,250
     General Electric Co.                        9,762,600         651,900                        10,414,500
     Honeywell Int'l, Inc.                       5,179,453                                         5,179,453
@@   Tyco Int'l, Ltd.                            7,935,313         649,038                         8,584,351
                                             -------------    ------------     ------------    -------------
                                                22,877,366       1,300,938        1,090,750       25,269,054
                                             -------------    ------------     ------------    -------------
     OIL & GAS PRODUCERS:  5.24%
     Amerada Hess Corp.                                                             463,125          463,125
     Anadarko Petroleum Corp.                                      542,437                           542,437
     Apache Corp.                                                                   441,094          441,094
     Burlington Resources, Inc.                                    497,250                           497,250
     Chevron Corp.                               7,972,375         585,206                         8,557,581
     Conoco, Inc.                                4,701,582                                         4,701,582
     Devon Energy Corp.                                                             477,594          477,594
     Exxon Mobile Corp.                                            518,100                           518,100
     Helmerich & Payne, Inc.                                                        504,563          504,563
@@   Royal Dutch Petroleum co. ADR                                 523,281                           523,281
     Santa Fe Int'l Corp.                                                           471,656          471,656
@@   Total Fina Elf SA ADR                       7,829,728                                         7,829,728
                                             -------------    ------------     ------------    -------------
                                                20,503,685       2,666,274        2,358,032       25,527,991
                                             -------------    ------------     ------------    -------------
     OIL & GAS SERVICES:  2.39%
     Halliburton Co.                             3,288,969                                         3,288,969
     Schlumberger Ltd.                           7,761,000         597,000                         8,358,000
                                             -------------    ------------     ------------    -------------
                                                11,049,969         597,000                        11,646,969
                                             -------------    ------------     ------------    -------------
     PHARMACEUTICALS:  4.12%
     Abbott Laboratories                         5,882,250         663,981                         6,546,231
     Merck & Co., Inc.                           5,562,975         620,663                         6,183,638
@@   Novartis AG ADR                                               544,000                           544,000
     Omnicare, Inc.                                                                 628,031          628,031
     Pfizer, Inc.                                                  624,000                           624,000
     Schering-Plough Corp.                       5,555,000                                         5,555,000
                                             -------------    ------------     ------------    -------------
                                                17,000,225       2,452,644          628,031       20,080,900
                                             -------------    ------------     ------------    -------------
     PIPELINES:  0.21%
     El Paso Energy Corp.                                                           453,344          453,344
     Enron Corp.                                                   574,050                           574,050
                                             -------------    ------------     ------------    -------------
                                                                   574,050          453,344        1,027,394
                                             -------------    ------------     ------------    -------------

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000
--------------------------------------------------------------------------------

                LargeCap     MidCap
  MagnaCap      Leaders      Value        Pro Forma
   Shares        Shares      Shares         Shares
   ------        ------      ------         ------
                                                            RETAIL:  8.86%
   100,000        8,500                    108,500     @    Best Buy Co., Inc.
                             17,000         17,000     @    B.J.'s Wholesale Club, Inc.
                             30,400         30,400          Blockbuster, Inc.
                  4,200                      4,200          Gap, Inc.
    65,500        9,500                     75,000          Home Depot, Inc.
    63,000                                  63,000          Lowe's Cos.
   300,000       14,400                    314,400          McDonald's Corp.
                             29,000         29,000          Ross Stores
                 17,100                     17,100          Sears, Roebuck and Co.
                             22,700         22,700     @    Shopko Stores, Inc.
    52,000        8,300                     60,300          Target Corp.
   190,000                                 190,000          TJX Companies, Inc.
   145,000                   17,000        162,000     @    Tricon Global Restaurants, Inc.
                 19,700                     19,700          Walgreen Co.
    77,500        8,300                     85,800          Wal-Mart Stores, Inc.

                                                            SAVINGS & LOANS:  2.73%
   242,865                   30,000        272,865          Charter One Financial, Inc.
    69,200                                  69,200          Golden West Financial Corp.
                             31,000         31,000          Sovereign Bancorp, Inc.
   120,000       17,500                    137,500          Washington Mutual, Inc.

                                                            SEMICONDUCTORS:  2.82%
    30,000                                  30,000     @    Altera Corp.
    63,550        4,550                     68,100          Intel Corp.
                              8,000          8,000     @    Lattice Semiconductor Corp.
                              8,800          8,800     @    National Semiconductor Corp.
                  7,600                      7,600          Texas Instruments, Inc.

                                                            SOFTWARE:  2.31%
   166,000                                 166,000          Automatic Data Processing
    50,000                                  50,000     @    BMC Software, Inc.
                  6,600                      6,600     @    Microsoft Corp.

                                                            TELECOMMUNICATIONS:  11.12%
                             20,000         20,000     @    ADC Telecommunications, Inc.
                             19,000         19,000     @    Andrew Corp.
    65,000                                  65,000          Alltel Corp.
   130,000       14,043                    144,043          AT&T Corp.
    90,000        8,720                     98,720     @    Bell Atlantic Corp.
                             16,000         16,000     @    Broadwing, Inc.
                             13,000         13,000          Centurytel, Inc.
                             17,500         17,500     @    Crown Castle Int'l Corp.
    30,000                                  30,000          GTE Corp.
                  8,600                      8,600          Lucent Technologies, Inc.
                             10,896         10,896          Motorola, Inc.
   160,000        9,900                    169,900     @@   Nokia OYJ ADR @ PanAmSat Corp.
                             13,000         13,000     @    PanAmSat Corp.
   145,500       11,600                    157,100     @    SBC Communications, Inc.
   142,500                                 142,500     @    Tellabs, Inc.
   175,000       10,600                    185,600          Worldcom, Inc.

                                                            TOBACCO:  1.16%
   190,000       22,800                    212,800          Philip Morris Companies, Inc.

                                                            TRANSPORTATION:  0.11%
                 13,500                     13,500          FedEx Corp.

                                                            Total Long-Term Investments
                                                            (Cost: $306,619,953, $32,068,401,
                                                            $28,747,623, $367,435,977)

                                                            SHORT-TERM INVESTMENTS:  3.86%
                                                            COMMERCIAL PAPER: 2.76%
13,471,000                              13,471,000          General Electric, 6.800%, due 07/03/00

                                                            REPURCHASE AGREEMENTS:  1.10%
                                                            State Street Bank & Trust Repurchase
                                                            Agreement 6.200% Due 07/03/2000
                                                            (Collateralized by U.S. Treasury Bills,
                                                            12.500% Due 08/15/2014, Market Value
              2,114,000                  2,114,000          $2,160,875)

                                                            State Street Repurchase Agreement, 6.200%
                                                            due 07/03/00 (Collateralized by $2,255,000
                                                            U.S. Treasury Bonds, 12.500% Due 08/15/14
                          3,232,000      3,232,000          Market Value $3,303,575)

                                                            Total Short-Term Investments (Cost:
                                                            $13,465,911, $2,114,000, $3,232,000,
                                        18,817,000          $18,811,911)

                                                            TOTAL INVESTMENTS IN SECURITIES
                                                            (COST $320,085,863, $34,182,401,
                                                            $32,057,995, $386,326,259)*

                                                            OTHER ASSETS AND LIABILITIES-NET

                                                            NET ASSETS

                                                                      Largecap         Midcap
                                                      Magnacap         Leaders         Value         Pro Forma
                                                    Market Value    Market Value    Market Value    Market Value
                                                   -------------    ------------    ------------   -------------
      RETAIL:  8.86%
@     Best Buy Co., Inc.                              6,325,000         537,625                       6,862,625
@     B.J.'s Wholesale Club, Inc.                                                       561,000         561,000
      Blockbuster, Inc.                                                                 294,500         294,500
      Gap, Inc.                                                         131,250                         131,250
      Home Depot, Inc.                                3,270,906         474,406                       3,745,312
      Lowe's Cos.                                     2,586,938                                       2,586,938
      McDonald's Corp.                                9,881,250         474,300                      10,355,550
      Ross Stores                                                                       494,813         494,813
      Sears, Roebuck and Co.                                            557,887                         557,887
@     Shopko Stores, Inc.                                                               349,013         349,013
      Target Corp.                                    3,016,000         481,400                       3,497,400
      TJX Companies, Inc.                             3,562,500                                       3,562,500
@     Tricon Global Restaurants, Inc.                 4,096,250                         480,250       4,576,500
      Walgreen Co.                                                      634,094                         634,094
      Wal-Mart Stores, Inc.                           4,465,937         478,287                       4,944,224
                                                   ------------     -----------     -----------    ------------
                                                     37,204,781       3,769,249       2,179,576      43,153,606
                                                   ------------     -----------     -----------    ------------
      SAVINGS & LOANS:  2.73%
      Charter One Financial, Inc.                     5,585,895                         690,000       6,275,895
      Golden West Financial Corp.                     2,824,225                                       2,824,225
      Sovereign Bancorp, Inc.                                                           217,969         217,969
      Washington Mutual, Inc.                         3,465,000         505,312                       3,970,312
                                                   ------------     -----------     -----------    ------------
                                                     11,875,120         505,312         907,969      13,288,401
                                                   ------------     -----------     -----------    ------------
      SEMICONDUCTORS:  2.82%
@     Altera Corp.                                    3,058,125                                       3,058,125
      Intel Corp.                                     8,495,841         608,278                       9,104,119
@     Lattice Semiconductor Corp.                                                       553,000         553,000
@     National Semiconductor Corp.                                                      499,400         499,400
      Texas Instruments, Inc.                                           522,025                         522,025
                                                   ------------     -----------     -----------    ------------
                                                     11,553,966       1,130,303       1,052,400      13,736,669
                                                   ------------     -----------     -----------    ------------
      SOFTWARE:  2.31%
      Automatic Data Processing                       8,891,375                                       8,891,375
@     BMC Software, Inc.                              1,824,219                                       1,824,219
@     Microsoft Corp.                                                   528,000                         528,000
                                                   ------------     -----------     -----------    ------------
                                                     10,715,594         528,000                      11,243,594
                                                   ------------     -----------     -----------    ------------
      TELECOMMUNICATIONS:  11.12%
@     ADC Telecommunications, Inc.                                                    1,677,500       1,677,500
@     Andrew Corp.                                                                      637,687         637,687
      Alltel Corp.                                    4,025,937                                       4,025,937
      AT&T Corp.                                      4,111,250         444,110                       4,555,360
@     Bell Atlantic Corp.                             4,573,125         443,085                       5,016,210
@     Broadwing, Inc.                                                                   415,000         415,000
      Centurytel, Inc.                                                                  373,750         373,750
@     Crown Castle Int'l Corp.                                                          638,750         638,750
      GTE Corp.                                       1,867,500                                       1,867,500
      Lucent Technologies, Inc.                                         509,550                         509,550
      Motorola, Inc.                                                                    316,665         316,665
@@    Nokia OYJ ADR @ PanAmSat Corp.                  7,990,000         494,381                       8,484,381
      SBC Communications, Inc.                                                          567,938         567,938
@     Tellabs, Inc.                                   6,292,875         501,700                       6,794,575
@     Worldcom, Inc.                                  9,752,344                                       9,752,344
                                                      8,028,125         486,275                       8,514,400
                                                   ------------     -----------     -----------    ------------
                                                     46,641,156       2,879,101       4,627,290      54,147,547
                                                   ------------     -----------     -----------    ------------
      TOBACCO:  1.16%
      Philip Morris Companies, Inc.                   5,046,875         605,625                       5,652,500
                                                   ------------     -----------     -----------    ------------
      TRANSPORTATION:  0.11%
      FedEx Corp.                                                       513,000                         513,000
                                                   ------------     -----------     -----------    ------------
      Total Long-Term Investments
      (Cost: $306,619,953, $32,068,401,
      $28,747,623, $367,435,977)                    406,990,017      36,730,816      29,388,822     473,109,655
                                                   ------------     -----------     -----------    ------------
      SHORT-TERM INVESTMENTS:  3.86%
      COMMERCIAL PAPER: 2.76%
      General Electric, 6.800%, due 07/03/00         13,465,911

      REPURCHASE AGREEMENTS:  1.10%
      State Street Bank & Trust Repurchase
      Agreement 6.200% Due 07/03/2000
      (Collateralized by U.S. Treasury Bills,
      12.500% Due 08/15/2014, Market Value
      $2,160,875)                                                     2,114,000

      State Street Repurchase Agreement, 6.200%
      due 07/03/00 (Collateralized by $2,255,000
      U.S. Treasury Bonds, 12.500% Due 08/15/14
      Market Value $3,303,575)                                                        3,232,000

      Total Short-Term Investments (Cost:
      $13,465,911, $2,114,000, $3,232,000,
      $18,811,911)                                   13,465,911       2,114,000       3,232,000      18,811,911
                                                   ------------     -----------     -----------    ------------
      TOTAL INVESTMENTS IN SECURITIES
      (COST $320,085,863, $34,182,401,
      $32,057,995, $386,326,259)*                   420,455,928      38,844,816      32,620,822     491,921,566

      OTHER ASSETS AND LIABILITIES-NET               (2,787,944)     (1,036,830)     (1,205,352)     (5,030,126)
                                                   ------------     -----------     -----------    ------------
      NET ASSETS                                   $417,667,984     $37,807,986     $31,415,470    $486,891,440
                                                   ============     ===========     ===========    ============

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - BASIS OF COMBINATION:

     On November 2, 2000, the Boards of Pilgrim MagnaCap Fund ("MagnaCap Fund"), Pilgrim LargeCap Leaders Fund ("LargeCap Leaders Fund") and Pilgrim MidCap Value Fund ("MidCap Value Fund"), approved an Agreement and Plan of Reorganization (the "Plan") whereby, subject to approval by the shareholders of LargeCap Leaders Fund and MidCap Value Fund, MagnaCap Fund will acquire all of the assets of the LargeCap Leaders Fund and MidCap Value Fund subject to the liabilities of such Funds, in exchange for a number of shares equal to the pro rata net assets of shares of the MagnaCap Fund (the "Merger").

     The Merger will be accounted for as a tax free merger of investment companies. The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at June 30, 2000. The unaudited pro forma portfolio of investments, and statement of assets and liabilities reflect the financial position of MagnaCap Fund, LargeCap Leaders Fund and MidCap Value Fund at June 30, 2000. The unaudited pro forma statement of operations reflects the results of operations of MagnaCap Fund, LargeCap Leaders Fund and MidCap Value Fund for the year ended June 30, 2000. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the dates indicated above for MagnaCap Fund, LargeCap Leaders Fund and MidCap Value Fund under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of MagnaCap Fund for pre-combination periods will not be restated.

     The pro forma portfolio of investments, and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information.

NOTE 2 - SECURITY VALUATION:

     Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. All investments quoted in foreign currencies will be valued daily in U.S. Dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's Custodian. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days are valued at cost, which, when combined with accrued interest, approximates market value.

NOTE 3 - CAPITAL SHARES:

     The pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of LargeCap Leaders Fund and MidCap Value Fund by MagnaCap Fund as of June 30, 2000. The number of additional shares issued was calculated by dividing the net asset value of each Class of LargeCap Leaders Fund and MidCap Value Fund by the respective Class net asset value per share of MagnaCap Fund.

NOTE 4  - PRO FORMA ADJUSTMENTS:

     The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on June 30, 2000. LargeCap Leaders Fund and MidCap Value Fund expenses were adjusted assuming MagnaCap Fund's fee structure was in effect for the year ended June 30, 2000.

NOTE 5 - MERGER COSTS:

     Merger costs are estimated at approximately $125,000 and are not included in the pro forma statement of operations since these costs are not reoccurring. These costs represent the estimated expense of both Funds carrying out their obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. ING Pilgrim Investments, Investment Adviser to the Funds, will bear half the cost of the Reorganization. The Funds will bear the other half of the expenses relating to the proposed Reorganization.

NOTE 6 - FEDERAL INCOME TAXES:

     It is the policy of the Funds, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Fund intends not to be subject to any federal excise tax.

     The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

SCHEDULE REFLECTING PROFORMA COMBINED EXPENSE RATIOS

     Shown below are presentations of Annual Fund Operating Expenses on a PRO FORMA basis. The table PRO FORMA I presents annual fund operating expenses assuming that the Reorganizations with both the MidCap Value Fund and the LargeCap Leaders Fund are consummated. The table PRO FORMA II presents annual fund operating expenses assuming that the Reorganization with the MidCap Value Fund is consummated, but not the Reorganization with the LargeCap Leaders Fund. The table PRO FORMA III presents annual fund operating expenses assuming that the Reorganization with the LargeCap Leaders Fund is consummated, but not the Reorganization with the MidCap Value Fund. PRO FORMA tables II and III are presented in case one of the Reorganizations is not consummated, which could occur if the Reorganization is cancelled or because shareholders do not approve it. These abbreviated PRO FORMA presentations are presented, and not full PRO FORMA presentations of financial statements, because the latter are not practicable and may be of limited utility.

PROFORMA I: Proposed Reorganization of MidCap Value Fund and LargeCap Leaders Fund into Magna Cap Fund (1)

                                       Distribution
                                      and Shareholder                 Total Fund
                        Management   Servicing (12b-1)     Other      Operating
                           Fees           Fees (2)        Expenses     Expenses
                        ----------   -----------------    --------     ---------
Class A
MidCap Value Fund          0.85%           0.25%            0.63%        1.73%
LargeCap Leaders Fund      0.85%           0.25%            0.59%        1.69%
MagnaCap Fund              0.71%           0.30%            0.28%        1.29%
Pro Forma                  0.70%           0.30%            0.27%        1.27%

Class B
MidCap Value Fund          0.85%           1.00%            0.63%        2.48%
LargeCap Leaders Fund      0.85%           1.00%            0.59%        2.44%
MagnaCap Fund              0.71%           1.00%            0.28%        1.99%
Pro Forma                  0.70%           1.00%            0.27%        1.97%

Class C
MidCap Value Fund          0.85%           1.00%            0.63%        2.48%
LargeCap Leaders Fund      0.85%           1.00%            0.59%        2.44%
MagnaCap Fund              0.71%           1.00%            0.28%        1.99%
Pro Forma                  0.70%           1.00%            0.27%        1.97%

Class M
MidCap Value Fund          0.85%           0.75%            0.63%        2.23%
LargeCap Leaders Fund      0.85%           0.75%            0.59%        2.19%
MagnaCap Fund              0.71%           0.75%            0.28%        1.74%
Pro Forma                  0.70%           0.75%            0.27%        1.72%

Class Q
MidCap Value Fund          0.85%           0.25%            0.63%        1.73%
LargeCap Leaders Fund      0.85%           0.25%            0.59%        1.69%
MagnaCap Fund              0.71%           0.25%            0.28%        1.24%
Pro Forma                  0.70%           0.25%            0.27%        1.22%

----------
(1) The Surviving Fund's and Disappearing Funds' fiscal year end is June 30. Expenses of the Funds are based upon expenses incurred by each Fund for the fiscal year ended June 30, 2000, with the exception of MidCap Value Fund and LargeCap Leaders Fund, which had a 0.15% decrease in management fees effective July 26, 2000 which is reflected in these rates. Pro Forma expenses are estimated and adjusted for anticipated contractual changes.
(2) As a result of distribution (Rule 12b-1) fees, a long term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc.

PRO FORMA II: Proposed Reorganization of MidCap Value Fund into MagnaCap Fund (assumes reorganization of LargeCap Leaders Fund does not occur) (1)

                                       Distribution
                                      and Shareholder                 Total Fund
                        Management   Servicing (12b-1)     Other      Operating
                           Fees           Fees (2)        Expenses     Expenses
                        ----------   -----------------    --------     ---------
Class A
MidCap Value Fund          0.85%           0.25%            0.63%        1.73%
MagnaCap Fund              0.71%           0.30%            0.28%        1.29%
Pro Forma                  0.70%           0.30%            0.28%        1.28%

Class B
MidCap Value Fund          0.85%           1.00%            0.63%        2.48%
MagnaCap Fund              0.71%           1.00%            0.28%        1.99%
Pro Forma                  0.70%           1.00%            0.28%        1.98%

Class C
MidCap Value Fund          0.85%           1.00%            0.63%        2.48%
MagnaCap Fund              0.71%           1.00%            0.28%        1.99%
Pro Forma                  0.70%           1.00%            0.28%        1.98%

Class M
MidCap Value Fund          0.85%           0.75%            0.63%        2.23%
MagnaCap Fund              0.71%           0.75%            0.28%        1.74%
Pro Forma                  0.70%           0.75%            0.28%        1.73%

Class Q
MidCap Value Fund          0.85%           0.25%            0.63%        1.73%
MagnaCap Fund              0.71%           0.25%            0.28%        1.24%
Pro Forma                  0.70%           0.25%            0.28%        1.23%

----------
(1) The Surviving Fund's and Disappearing Funds' fiscal year end is June 30. Expenses of the Funds are based upon expenses incurred by each Fund for the fiscal year ended June 30, 2000, with the exception of MidCap Value Fund which had a 0.15% decrease in management fees effective July 26, 2000 which is reflected in these rates. Pro Forma expenses are estimated and adjusted for anticipated contractual changes.
(2) As a result of distribution (Rule 12b-1) fees, a long term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc.

PROFORMA III: Proposed Reorganization of LargeCap Leaders Fund into MagnaCap Fund (assumes reorganization of MidCap Value Fund does not occur) (1)

                                       Distribution
                                      and Shareholder                 Total Fund
                        Management   Servicing (12b-1)     Other      Operating
                           Fees           Fees (2)        Expenses     Expenses
                        ----------   -----------------    --------     ---------

Class A
LargeCap Leaders Fund      0.85%          0.25%             0.59%        1.69%
MagnaCap Fund              0.71%          0.30%             0.28%        1.29%
Pro Forma                  0.70%          0.30%             0.28%        1.28%

Class B
LargeCap Leaders Fund      0.85%          1.00%             0.59%        2.44%
MagnaCap Fund              0.71%          1.00%             0.28%        1.99%
Pro Forma                  0.70%          1.00%             0.28%        1.98%

Class C
LargeCap Leaders Fund      0.85%          1.00%             0.59%        2.44%
MagnaCap Fund              0.71%          1.00%             0.28%        1.99%
Pro Forma                  0.70%          1.00%             0.28%        1.98%

Class M
LargeCap Leaders Fund      0.85%          0.75%             0.59%        2.19%
MagnaCap Fund              0.71%          0.75%             0.28%        1.74%
Pro Forma                  0.70%          0.75%             0.28%        1.73%

Class Q
LargeCap Leaders Fund      0.85%          0.25%             0.59%        1.69%
MagnaCap Fund              0.71%          0.25%             0.28%        1.24%
Pro Forma                  0.70%          0.25%             0.28%        1.23%

----------
(1) The Surviving Fund's and Disappearing Funds' fiscal year end is June 30. Expenses of the Funds are based upon expenses incurred by each Fund for the fiscal year ended June 30, 2000, with the exception of LargeCap Leaders Fund which had a 0.15% decrease in management fees effective July 26, 2000 which is reflected in these rates. Pro Forma expenses are estimated and adjusted for anticipated contractual changes.
(2) As a result of distribution (Rule 12b-1) fees, a long term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc.

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

       Reference is made to Article VIII, Section 8 of the Registrant's By-Laws.

       Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, a suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1)  (A)  Form of Articles of Restatement of Articles of Incorporation (1)
     (B)  Form of Articles of Amendment to Articles of Incorporation (2)
     (C)  Form of Articles Supplementary designating Class C and Class Q (4)
     (D)  Form of Articles Supplementary designating Class Q (6)

(2)  Form of Amended and Restated Bylaws of Registrant (1)

(3)  Not Applicable

(4) (A) Form of Agreement and Plan of Reorganization between Pilgrim Investment Funds, Inc., on behalf of Pilgrim MagnaCap Fund and Pilgrim Advisory Funds, Inc. on behalf of Pilgrim MidCap Value Fund.
     (B) Form of Agreement and Plan of Reorganization between Pilgrim Investment Funds, Inc., on behalf of Pilgrim MagnaCap Fund and Pilgrim Advisory Funds, Inc. on behalf of Pilgrim LargeCap Leaders Fund.

(5)  See Exhibits 1 and 2

(6)  (A)  Form of Investment Management Agreement-High Yield Fund (7)
     (B)  Form of Investment Management Agreement-MagnaCap Fund (7)

(7)  (A)  Underwriting Agreement between the Registrant and Pilgrim Securities,
          Inc.
     (B)  Form of Selling Group Agreement (1)

(8)  Not Applicable

(9)  (A)  Form of Custody Agreement (1)
     (B)  Form of Recordkeeping Agreement (1)

(10) (A)  Form of Service and Distribution Plan for Class A Shares (1)
     (B)  Form of Service and Distribution Plan for Class B Shares (3)
     (C)  Form of Service and Distribution Plan for Class M Shares (1)
     (D)  Form of Service and Distribution Plan for Class C Shares (3)
     (E)  Form of Service Plan for Class Q Shares (5)
     (G) Form of Amended and Restated Multiple Class Plan Adopted Pursuant to Rule 18f-3 (5)

(11) Form of Opinion and Consent of Counsel

(12) Forms of Opinions and Consents of Counsel supporting tax matters and consequences

(13) (A)  Form of Shareholder Service Agreement (4)
     (B)  Form of Amended and Restated Expense Limitation Agreement (4)

(14) Consent of Independent Auditors

(15) Not Applicable

(16) Filed herewith

(17) Not Applicable

----------
(1) Filed as an exhibit to Post-Effective Amendment No. 38 to Registrant's Form N-1A Registration Statement on October 30, 1997 and incorporated herein by reference.
(2) Filed as an exhibit to Post-Effective Amendment No. 40 to Registrant's Form N-1A Registration Statement on October 27, 1998 and incorporated herein by reference.
(3) Filed as an exhibit to Post-Effective Amendment No. 41 to Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.
(4) Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.
(5) Filed as an exhibit to Post-Effective Amendment No. 44 to Registrant's Form N-1A Registration Statement on October 29, 1999 and incorporated herein by reference.
(6) Filed as an exhibit to Post-Effective Amendment No. 46 to Registrant's Form N-1A Registration Statement on January 4, 2000.
(7) Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant's Form N-1A Registration Statement on November 1, 2000.

ITEM 17. UNDERTAKINGS

       (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 [17 CFR 230.145(c)], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

       (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 28th day of November, 2000.

                                        PILGRIM INVESTMENTS FUNDS, INC.

                                        By: /s/ James M. Hennessy
                                           ------------------------------
                                           James M. Hennessy*
                                           Senior Executive Vice
                                           President & Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     Signature                         Title                         Date
     ---------                         -----                         ----

/s/ John G. Turner
----------------------------    Director and Chairman          November 28, 2000
John G. Turner*


/s/ Robert W. Stallings
----------------------------    Director and President         November 28, 2000
Robert W. Stallings*            (Chief Executive Officer)


/s/ Al Burton
----------------------------    Director                       November 28, 2000
Al Burton


/s/ Paul S. Doherty
----------------------------    Director                       November 28, 2000
Paul S. Doherty*


/s/ Robert B. Goode
----------------------------    Director                       November 28, 2000
Robert B. Goode*


/s/ Alan L. Gosule
----------------------------    Director                       November 28, 2000
Alan L. Gosule*


/s/ Walter H. May
----------------------------    Director                       November 28, 2000
Walter H. May*

/s/ Jock Patton
----------------------------    Director                       November 28, 2000
Jock Patton*


/s/ David W.C. Putnam
----------------------------    Director                       November 28, 2000
David W.C. Putnam*


/s/ John R. Smith
----------------------------    Director                       November 28, 2000
John R. Smith*


/s/ David W. Wallace
----------------------------    Director                       November 28, 2000
David W. Wallace*


/s/ Michael J. Roland
----------------------------    Senior Vice President and      November 28, 2000
Michael J. Roland*              Principal Financial Officer

* By: /S/ James M. Hennessy
    ------------------------
    James M. Hennessy
    Attorney-in-Fact**

** Executed pursuant to powers of attorney filed herewith.

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Robert W. Stallings, James M. Hennessy, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place, and stead, to sign any and all registration statements on Form N-14 applicable to Pilgrim Investment Funds, Inc. and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated: November 10, 2000

/s/ John G. Turner                               /s/ Alan L. Gosule
-------------------------------                  -------------------------------
John G. Turner                                   Alan L. Gosule


/s/ Robert W. Stallings                          /s/ Walter H. May
-------------------------------                  -------------------------------
Robert W. Stallings                              Walter H. May


/s/ Al Burton                                    /s/ Jock Patton
-------------------------------                  -------------------------------
Al Burton                                        Jock Patton


/s/ Paul S. Doherty                              /s/ David W.C. Putnam
-------------------------------                  -------------------------------
Paul S. Doherty                                  David W.C. Putnam


/s/ Robert B. Goode, Jr.                         /s/ John R. Smith
-------------------------------                  -------------------------------
Robert B. Goode, Jr.                             John R. Smith


/s/ David W. Wallace
-------------------------------
David W. Wallace

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Robert W. Stallings, James M. Hennessy, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place, and stead, to sign any and all registration statements on Form N-14 applicable to Pilgrim Investment Funds, Inc. and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.


Dated:  November 14, 2000                    /s/ Michael J. Roland
                                             ----------------------------------
                                             Michael J. Roland

                                  EXHIBIT INDEX

(4)(A) Form of Agreement and Plan of Reorganization between Pilgrim Investment Funds, Inc., on behalf of Pilgrim MagnaCap Fund and Pilgrim Advisory Funds, Inc., on behalf of MidCap Value Fund.

(4)(B) Form of Agreement and Plan of Reorganization between Pilgrim Investment Funds, Inc., on behalf of Pilgrim MagnaCap Fund and Pilgrim Advisory Funds, Inc., on behalf of LargeCap Leaders Fund.

(7)(A)  Underwriting Agreement between Registrant and Pilgrim Securities, Inc.

(11)    Form of Opinion and Consent of Counsel

(12) Forms of Opinions and Consents of Counsel supporting tax matters and consequences

(14)    Consent of Independent Auditors

                            PILGRIM MIDCAP VALUE FUND

        PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON ________ ___, 2001
           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned hereby appoint(s) Robert W. Stallings and James M. Hennessy or any one or more of them, proxies, with full power of substitution, to vote all shares of the Pilgrim MidCap Value Fund (the "Fund") which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 on ________ ___, 2001 at ______ a.m., local time, and at any adjournment thereof.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposals.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Please indicate your vote by an "x" in the appropriate box below.

THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Pilgrim MidCap Value Fund by Pilgrim MagnaCap Fund in exchange for shares of common stock of Pilgrim MagnaCap Fund and the assumption by Pilgrim MagnaCap Fund of all of the liabilities of Pilgrim MidCap Value Fund.

               For  [ ]     Against [ ]     Abstain [ ]

This proxy must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add titles as such. Joint owners must each sign.


----------------------------                 --------------------------
Signature                                    Date

----------------------------                 --------------------------
Signature (if held jointly)                  Date

                          PILGRIM LARGECAP LEADERS FUND

        PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON ________ ___, 2001
           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned hereby appoint(s) Robert W. Stallings and James M. Hennessy or any one or more of them, proxies, with full power of substitution, to vote all shares of the Pilgrim LargeCap Leaders Fund (the "Fund") which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 on ________ ___, 2001 at ______ a.m., local time, and at any adjournment thereof.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposals.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Please indicate your vote by an "x" in the appropriate box below.

THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Pilgrim LargeCap Leaders Fund by Pilgrim MagnaCap Fund in exchange for shares of common stock of Pilgrim MagnaCap Fund and the assumption by Pilgrim MagnaCap Fund of all of the liabilities of Pilgrim LargeCap Leaders Fund.

               For  [ ]     Against [ ]     Abstain [ ]

This proxy must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add titles as such. Joint owners must each sign.

----------------------------                 --------------------------
Signature                                    Date

----------------------------                 --------------------------
Signature (if held jointly)                  Date